                                    SBL Fund
                           One Security Benefit Place
                              Topeka, KS 66636-0001
                                 (800) 888-2461

                                                                   July 20, 2002

Dear Shareholder:

Your Board of Directors has called a special  meeting of Shareholders of the SBL
Fund, Series K ("Global  Strategic Income Fund"), to be held at 9:30 a.m., local time,  on August 20, 2002,  at the offices of the Fund,  Security  Benefit Group
Building, One Security Benefit Place, Topeka, Kansas 66636-0001.

The Board of Directors of SBL Fund has approved a  reorganization  of the Global
Strategic  Income  Fund,  into  SBL  Fund,  Series P ("High  Yield  Fund")  (the
"Reorganization"). Security Management Company, LLC serves as investment adviser to both the Global Strategic Income Fund and the High Yield Fund, and Wellington
Management  Company LLP serves as  sub-adviser  of the Global  Strategic  Income
Fund. The Global  Strategic  Income Fund has investment  objectives and policies that  are  similar  in many  respects  to  those of the  High  Yield  Fund.  The
Reorganization  is expected to result in operating  expenses  that are lower for shareholders.

You are asked to vote to  approve  a Plan of  Reorganization.  The  accompanying document  describes  the  proposed  transaction  and  compares  the policies and expenses of the Funds for your evaluation.

After  careful  consideration,  the Board of Directors  of SBL Fund  unanimously approved  this  proposal  with  respect  to  Global  Strategic  Income  Fund and recommended that shareholders of the Fund vote "FOR" the proposal.

A Proxy  Statement/Prospectus  that describes the Reorganization is enclosed. We urge you to vote your shares by completing  and returning the enclosed  proxy in the  envelope  provided,  or vote by Internet  or  telephone,  at your  earliest convenience.

YOUR VOTE IS IMPORTANT  REGARDLESS  OF THE NUMBER OF SHARES YOU OWN. IN ORDER TO
AVOID THE ADDED  COST OF  FOLLOW-UP  SOLICITATIONS  AND  POSSIBLE  ADJOURNMENTS,
PLEASE TAKE A FEW MINUTES TO READ THE PROXY  STATEMENT/PROSPECTUS  AND CAST YOUR
VOTE. IT IS IMPORTANT THAT YOUR VOTE BE RECEIVED NO LATER THAN AUGUST 19, 2002.

We appreciate  your  participation  and prompt response in this matter and thank you for your continued support.

                                                                Sincerely,

                                                                James R. Schmank
                                                                President

                                    SBL Fund
                           One Security Benefit Place
                              Topeka, KS 66636-0001
                                 (800) 888-2461

                  NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF
                               SBL FUND, SERIES K
                          TO BE HELD ON AUGUST 20, 2002

To the Shareholders:

A special meeting of Shareholders of SBL Fund,  Series K (the "Global  Strategic
Income  Fund") will be held on August 20, 2002 at 9:30 a.m.,  local time, at the
Security  Benefit Group Building,  One Security  Benefit Place,  Topeka,  Kansas
66636-0001.

The purposes of the special meeting of the Global  Strategic  Income Fund are as follows:

1.  To approve a Plan of Reorganization  providing for the acquisition of all of the assets and liabilities of the Global  Strategic Income Fund by SBL Fund,
    Series P (the "High Yield  Fund")  solely in exchange for shares of the High
    Yield Fund,  followed by the complete  liquidation  of the Global  Strategic
    Income Fund; and

2.  To  transact  such other  business as may  properly  come before the special meeting of Shareholders or any adjournments thereof.

Shareholders of record at the close of business on June 24, 2002 are entitled to notice  of,  and to vote at,  the  meeting.  Your  attention  is  called  to the accompanying  Proxy  Statement/Prospectus.  Regardless  of  whether  you plan to attend the meeting, PLEASE COMPLETE, SIGN AND RETURN PROMPTLY THE ENCLOSED PROXY
CARD OR VOTE BY  TELEPHONE  OR  INTERNET  so that a quorum will be present and a maximum number of shares may be voted.  If you are present at your meeting,  you may change your vote, if desired, at that time.

                                              By Order of the Board of Directors

                                              Amy J. Lee
                                              Secretary

July 20, 2002

                           PROXY STATEMENT/PROSPECTUS

                                    SBL FUND
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                                 (800) 888-2461

                  SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON
                                 AUGUST 20, 2002

                               SBL FUND, SERIES K
                       RELATING TO THE REORGANIZATION INTO
                 SBL FUND, SERIES P (COLLECTIVELY, THE "FUNDS")

INTRODUCTION

This Proxy Statement/Prospectus provides you with information about the proposed transaction.  The  transaction  involves  the  transfer of all of the assets and liabilities of SBL Fund,  Series K (the "Global  Strategic  Income Fund") to SBL
Fund,  Series P (the "High  Yield  Fund"),  an  open-end  management  investment
company,   solely   in   exchange   for   shares   of  High   Yield   Fund  (the
"Reorganization"). The Global Strategic Income Fund would then distribute to you your portion of the shares of High Yield Fund it received in the Reorganization.
The result would be a liquidation  of Global  Strategic  Income Fund.  You would receive  shares of the High Yield Fund  having an  aggregate  value equal to the aggregate value of the shares of Global  Strategic Income Fund held by you as of the  close  of  business  on the  business  day  preceding  the  closing  of the
Reorganization.  You are  being  asked  to vote  on the  Plan of  Reorganization through which these transactions would be accomplished.

Because you, as a shareholder of Global Strategic Income Fund are being asked to approve a  transaction  that will  result in your  holding  shares of High Yield
Fund,  this Proxy Statement also serves as a Prospectus for High Yield Fund. The
Reorganization  will allow you to participate in a Fund with similar  investment objectives and strategies. The High Yield Fund seeks high current income and, as a secondary objective, capital appreciation.

This Proxy  Statement/Prospectus,  which you should retain for future reference, contains important information about High Yield Fund that you should know before investing.  A Statement of  Additional  Information  ("SAI")  dated July 6, 2002
(File No. 333-89988), containing additional information about the Reorganization has been filed with the U.S.  Securities  and Exchange  Commission  ("SEC"),  is
incorporated by reference,  and is available,  without charge,  by calling (800)
888-2461. For a more detailed discussion of the investment objectives, policies, restrictions and risks of each of the Funds, see the SBL Fund Prospectus and the
SAI for the Funds dated May 1, 2002 (File No.  2-59353),  which are incorporated herein by  reference  and may be  obtained,  without  charge,  by calling  (800)
888-2461.  Each of the Funds also provides periodic reports to its shareholders, which  highlight  certain  important  information  about  the  Funds,  including investment  results and financial  information.  The annual report for the Funds dated  December  31,  2001  (File No.  2-59353),  is  included  herewith  and is incorporated herein by reference.

You may also obtain  proxy  materials,  reports and other  information  filed by either Fund from the SEC's Public Reference Section (1-202-942-8090) or from the
SEC's internet website at www.sec.gov. Copies of materials may also be obtained, after paying a duplicating  fee, by electronic  request at the following  e-mail address:  publicinfo@sec.gov,  or by writing the SEC's Public Reference Section,
Washington, D.C. 20549-0102.

THE SEC HAS NOT APPROVED OR DISAPPROVED  THESE  SECURITIES,  OR DETERMINED  THAT
THIS PROXY  STATEMENT/PROSPECTUS  IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

DATE:  JULY 6, 2002

SUMMARY

You should read this entire Proxy Statement/Prospectus carefully. For additional information,  you  should  consult  the SBL  Fund  Prospectus  and  the  Plan of
Reorganization, which is attached hereto as Appendix A.

THE  PROPOSED  REORGANIZATION  -- On May 3, 2002,  the Board of Directors of SBL
Fund  approved with respect to each of the Funds a Plan of  Reorganization  (the
"Reorganization  Plan").  Subject to  approval of Global  Strategic  Income Fund shareholders, the Reorganization Plan provides for:

o  the  transfer  of all of the assets of Global  Strategic  Income Fund to High
   Yield Fund, in exchange for shares of High Yield Fund;

o  the  assumption  by High  Yield  Fund  of all of the  liabilities  of  Global
   Strategic Income Fund;

o  the  distribution of shares of High Yield Fund to the  shareholders of Global
   Strategic Income Fund; and

o  the complete liquidation of Global Strategic Income Fund.

The  Reorganization  is expected to be effective upon the opening of business on
August 28, 2002, or on a later date as the parties may agree (the "Closing"). As a result of the Reorganization, each shareholder of Global Strategic Income Fund would become a shareholder of the High Yield Fund. Each shareholder  would hold, immediately  after the  Closing,  shares of High Yield Fund having an  aggregate value equal to the aggregate value of the shares of Global Strategic Income Fund held by that  shareholder  as of the  close  of  business  on the  business  day preceding the Closing.

The  Reorganization  is intended  to  eliminate  duplication  of costs and other inefficiencies arising from having two substantially similar mutual funds within the same group of funds,  as well as to assist in achieving  economies of scale.
Shareholders  in Global  Strategic  Income Fund are expected to benefit from the elimination of this  duplication and from the larger asset base that will result from the Reorganization.

Approval of the Reorganization Plan with respect to Global Strategic Income Fund requires the  affirmative  vote of a majority of the  outstanding  shares of the
Fund. In the event that the  shareholders of Global Strategic Income Fund do not approve  the  Reorganization,  the Fund would  continue to operate as a separate entity,  and the Fund's Board of Directors  would determine what further action, if any, to take.

AFTER  CAREFUL  CONSIDERATION,  THE BOARD OF DIRECTORS  OF SBL FUND  UNANIMOUSLY
APPROVED THE PROPOSED  REORGANIZATION.  THE BOARD RECOMMENDS THAT YOU VOTE "FOR"
THE PROPOSED REORGANIZATION.

In considering whether to approve the Reorganization, you should note that:

o  Global Strategic Income Fund has investment  objectives and policies that are similar in many respects to the  investment  objectives  and policies of High
   Yield Fund. Both Global  Strategic  Income Fund and High Yield Fund seek high current income, and as a secondary objective, capital appreciation. Each Fund invests  primarily in debt  securities.  Global Strategic Income Fund invests under normal  circumstances at least 65% of its net assets in debt securities of issuers worldwide,  including high yield, high risk securities. High Yield
   Fund invests under normal  circumstances  at least 80% of its net assets in a broad range of high yield, high risk debt securities, which are also referred to as "junk bonds."

o  The Funds have the same investment adviser,  Security Management Company, LLC
   ("Security   Management"),   One  Security  Benefit  Place,  Topeka,   Kansas
   66636-0001. Security Management has engaged Wellington Management Company LLP
   ("Wellington"),  75 State  Street,  Boston,  Massachusetts  02109 to  provide investment advisory services to Global Strategic Income Fund.

o  The  proposed  Reorganization  is expected to result in a reduction  in total operating expenses for current shareholders of Global Strategic Income Fund.

For  further  information  on fees and  expenses,  see  "Comparison  of Fees and
Expenses."

PURCHASE AND REDEMPTION  INFORMATION  -- The purchase and redemption  provisions for the  Funds  are  the  same.  For  additional  information  on  purchase  and redemption  provisions see  "Comparison of Fees and Expenses," page 13 and "More
Information Regarding the Funds," page 19.

FEDERAL INCOME TAX CONSEQUENCES OF THE  REORGANIZATION  -- The Funds expect that the  Reorganization  will be  considered  a tax-free  reorganization  within the meaning of section  368(a)(1) of the Internal  Revenue Code of 1986,  as amended
(the  "Code").  As such you will not  recognize  gain or loss as a result of the
Reorganization. See "Information About The Reorganization - Tax Considerations."

COMPARISON OF RISKS INVOLVED IN INVESTING IN THE FUNDS -- Because the Funds have similar  investment  objectives and policies,  the risks of an investment in the
Funds are substantially  similar.  The principal risk of an investment in one of the Funds is  fluctuation  in the net asset value of the Fund's  shares.  Market conditions,  investment policies, portfolio management, and other factors affect such fluctuations.

Each Fund is subject to risks associated with investing in debt securities,  and each Fund (High  Yield Fund in  particular)  is subject to the risks  associated with  investing  in higher  yielding,  higher risk  securities  ("junk  bonds").
Investments  in debt  securities  are subject to the  possibility  that interest rates could rise sharply, causing the value of the Funds' securities,  and share price,  to decline.  Generally,  the longer the  average  maturity of the Fund's bonds,  the more the Fund's  share price will  fluctuate in response to interest rate changes.

It is  possible  that some  issuers  of  fixed-income  securities  will not make payments  on debt  securities  held by a Fund,  or there  could be  defaults  on repurchase agreements held by a Fund. Also, an issuer may suffer adverse changes in  financial  condition  that  could  lower the credit  quality of a  security, leading to greater  volatility  in the price of the  security and in shares of a
Fund. A change in the quality  rating of a bond can affect the bond's  liquidity and make it more difficult for the Fund to sell. Higher yielding, high risk debt securities  may present  additional  risk because these  securities  may be less liquid than investment  grade bonds and they tend to be more susceptible to high interest  rates  and to real  or  perceived  adverse  economic  and  competitive industry conditions.  High yield securities are subject to more credit risk than higher quality securities.

o  Global Strategic Income Fund may invest in foreign  securities and High Yield
   Fund may  invest  in  dollar-denominated  foreign  securities.  Investing  in foreign securities involves  additional risks such as currency  fluctuations, differences  in financial  reporting  standards,  a lack of adequate  company
   information  and  political  or  economic  instability.   The  risks  may  be
   particularly acute in underdeveloped capital markets.

o  Global Strategic Income Fund may invest in emerging markets  securities.  All of the risks of investing in foreign  securities  are heightened by investing in  developing  countries  and emerging  markets.  The markets of  developing countries  historically have been more volatile than the markets of developed countries  with mature  economies.  These markets often have provided  higher rates of return, and greater risks, to investors.

o  Each Fund may invest in options and  futures,  which may be used to hedge the
   Fund's  portfolio,  to gain exposure to a market  without  buying  individual securities  or to  increase  returns.  There is the risk that such  practices sometimes may reduce  returns or increase  volatility.  These  practices also entail transactional expenses.

o  Global  Strategic Income Fund may make short sales "against the box" of up to
   15% of its net assets.  A short sale is a transaction in which the Fund sells a security or currency in anticipation that the market price of that security or currency will decline.  Global  Strategic Income Fund may make short sales as a form of  hedging  to offset  potential  declines  in long  positions  in securities it owns and in order to maintain portfolio  flexibility.  The Fund may also enter into short  sales of  securities  and  currencies  in order to hedge the  currency  exchange  risk  associated  with assets  denominated  in foreign currencies, adjust the portfolio's exposure to a particular currency, manage risk or enhance  income,  or as a substitute for purchasing or selling securities.  The loss to the Fund  could be  substantial  if the price of the security or currency sold short does not decline in value.

o  Each  Fund  may   invest  in   mortgage-backed   securities.   Investing   in
   mortgage-backed  securities allows the Fund to receive payments that are part interest and part return on principal.  These  payments may vary based on the rate at which  homeowners  pay off  their  loans.  When a  homeowner  makes a prepayment,  the Fund receives a larger  portion of its principal  investment back, which means that there will be a decrease in monthly interest payments.
   Some mortgage-backed  securities may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile.

o  Each Fund may invest in debt securities  that allow  prepayment of principal.
   Securities  subject to prepayment  generally  offer less  potential for gains when interest rates decline,  and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively  lengthening the maturity of the security and making the security  more  sensitive to interest rate changes. Prepayment risk is a major risk of mortgage-backed securities.

o  Each Fund may invest in restricted  securities,  or securities that cannot be sold to the public  without  registration  under the  Securities Act of 1933.
   Restricted  securities  (including  Rule 144A  Securities) may involve a high degree of business and financial risk which may result in substantial losses.
   The  securities  may be less liquid that publicly  traded  securities and the prices realized from sales in privately negotiated transactions could be less than those originally paid by a Fund.

o  Global  Strategic  Income Fund may engage in active  trading,  which involves higher expenses including higher brokerage commissions.

o  Each Fund may invest in other  investment  companies.  To the extent the Fund invests in other  investment  companies,  it will incur its pro rata share of the underlying investment companies' expenses. In addition,  the Fund will be subject to the effects of business and regulatory developments that affect an underlying investment company or the investment company industry generally.

PRINCIPAL  RISKS OF  INVESTING  IN HIGH  YIELD FUND -- The Funds  share  similar investment  risks. As principal  investment  risks,  each Fund is subject to the risks of investing in high yield,  market,  credit,  interest rate,  prepayment, foreign  security,  emerging  markets and futures  risks.  For more  information regarding  the risks of the  Funds,  see  "Comparison  of Risks  and  Investment
Techniques."

INVESTMENT OBJECTIVES AND STRATEGIES

================================================================================
                            GLOBAL STRATEGIC
                               INCOME FUND                 HIGH YIELD FUND
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE    Seeks high current income     Seeks high current income.
                        and, as a secondary           Capital appreciation is
                        objective, capital            a secondary objective.
                        appreciation.
--------------------------------------------------------------------------------
INVESTMENT ADVISER      Security Management           Security Management
                        Company, LLC                  Company, LLC
--------------------------------------------------------------------------------
SUB-ADVISER             Wellington                    None
--------------------------------------------------------------------------------
PORTFOLIO MANAGERS      Lucius T. Hill, III           David G. Toussaint
================================================================================

PRIMARY INVESTMENT STRATEGIES--

o  Each Fund invests primarily in debt securities.

GLOBAL STRATEGIC INCOME FUND.

o  Global Strategic Income Fund pursues its objective by investing, under normal circumstances,  at least 65% of its  assets  in debt  securities  of  issuers worldwide, including bonds, notes, debentures, preferred stock and high yield securities (also referred to as "junk bonds").

o  Wellington,  the Global Strategic Income Fund's Sub-Adviser,  may select debt securities issued by any private or governmental  entity. The Fund may invest without  limitation  in any region of the  world,  including  investments  in developed  foreign  countries  and emerging  market  foreign  countries.  The quality of the portfolio's  investments  will range from investment  grade to high yield securities or junk bonds.

o  Under  normal  circumstances,  the Global  Strategic  Income  Fund may invest without  limitation in: debt securities  issued or guaranteed by governments, governmental entities or supranational entities;  fixed income securities and
   commercial  paper  issued  by  corporations;   bank   obligations,   such  as
   certificates  of  deposit  or  bankers'   acceptances;   mortgage-backed  and
   asset-backed  securities,  which are securities representing an interest in a pool of mortgages or assets such as credit card  receivables;  collateralized mortgage obligations, including interest-only bonds and principal-only bonds, residual interest bonds, inverse floating  obligations,  and other structured or derivative  fixed income  securities;  convertible  bonds,  which are debt securities  that  may  be  converted  into  common  stocks  or  other  equity interests;  preferred stock;  and  privately-issued  securities  deemed to be liquid by Wellington.

o  The investment  decision-making  process used for the Global Strategic Income
   Fund  is  highly  interactive,  relying  on  frequent  communication  between portfolio managers and research analysts.  Investment  strategy is based on a variety of fundamental and economic considerations to determine interest rate and sector allocation,  country and currency selection, and quality emphasis.
   Individual  securities  are purchased and sold on the basis of relative value in  the  context  of the  portfolio's  broad  strategy.  Purchase  and  sales decisions are made by the portfolio manager with strong reliance on extensive in-house research.

o  Global  Strategic  Income Fund may invest in  securities  denominated  in any currency.  The Fund will  seek to  protect  against  currency  exchange  rate changes  that are  adverse  to its  foreign  currency  positions  by  hedging selected  investments to the U.S. dollar. The Fund will also seek exposure to foreign  currencies on an  opportunistic  basis to take advantage of currency exchange rate movements.

o  Global  Strategic  Income Fund may invest a portion of its assets in options,
   futures  and  forward  currency   contracts.   Generally,   these  derivative
   instruments involve the obligation,  in the case of futures and forwards,  or the right, in the case of options, to purchase or sell financial  instruments in the present or at a future date.  The Fund may also enter into short sales of securities and currencies.  These derivatives  strategies will be used: to adjust the portfolio's exposure to a particular  currency;  to manage risk or enhance  income;  and as a substitute for  purchasing or selling  securities.
   Under  adverse  market  conditions,  the Fund could invest some or all of its assets in cash,  foreign  currencies,  high quality debt  securities or money market  securities.  Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

o  Under  adverse  market  conditions,  the Fund could invest some or all of its assets in cash,  foreign  currencies,  high quality debt  securities or money market  securities.  Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

HIGH YIELD FUND.

o  High  Yield  Fund   pursues  its   objective  by   investing,   under  normal
   circumstances, at least 80% of its net assets in a broad range of high-yield, high risk debt  securities  rated in medium  or lower  rating  categories  or determined by the High Yield Fund's adviser,  Security  Management,  to be of comparable  quality  ("junk  bonds").  The  Fund  will  not  purchase  a debt security,  if at the  time of  purchase,  it is rated  in  default.  The debt securities in which the Fund invests will  primarily be domestic  securities, but may also  include  dollar  denominated  foreign  securities.  The  Fund's average weighted maturity is expected to be between 5 and 15 years.

o  High Yield Fund may also invest in equity  securities,  including  common and preferred stocks,  American Depositary Receipts,  exchange-traded real estate investment trusts,  warrants,  rights, and a variety of investment  companies that seek to track the composition and performance of a specific index.

o  High  Yield  Fund may also  invest a portion  of its  assets in  options  and futures  contracts.  These  instruments  may be  used  to  hedge  the  Funds'
   portfolio,  enhance  income or as a  substitute  for  purchasing  or  selling securities.

o  Security  Management  uses a  "bottom-up"  approach in  selecting  high yield securities  for the Fund.  Security  Management  emphasizes  rigorous  credit analysis and relative value in selecting  securities.  Security  Management's credit analysis  includes looking at factors such as an issuer's debt service coverage  (i.e.,  its ability to make  interest  payments  on its debt),  the issuer's cash flow,  general economic factors and market conditions and world market conditions.

o  To determine the relative value of a security,  Security  Management compares the  security's  credit  risk and yield to the credit risk and yield of other securities.  Security  Management is looking for securities that appear to be inexpensive relative to other comparable  securities and securities that have the  potential  for an  upgrade  of their  credit  rating.  A rating  upgrade typically  would  increase  the value of the  security.  Security  Management focuses on an issuer's  management  experience,  position in its market,  and capital  structure  in  assessing  its value.  Security  Management  seeks to diversify the Fund's holdings among securities and asset classes.

o  Under adverse market conditions,  High Yield Fund could invest some or all of its assets in cash, U.S.  government  securities,  commercial  notes or money market  securities.  Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

As you can see from the chart above, the investment objectives and strategies of the Funds are substantially  similar.  High Yield Fund invests primarily in high yield,  high risk  securities,  whereas Global  Strategic Income Fund invests in securities  with a broader  range of credit  quality.  Further,  High Yield Fund invests  primarily in domestic  securities  whereas Global Strategic Income Fund may invest in securities of issuers worldwide.

Following the  Reorganization and in the ordinary course of business as a mutual fund, certain holdings of the Global Strategic Income Fund that were transferred to the High Yield Fund in connection with the  Reorganization  may be sold. Such sales may result in increased transactional costs for High Yield Fund.

COMPARISON OF PORTFOLIO  CHARACTERISTICS -- The following tables compare certain characteristics of the portfolios of the Funds as of December 31, 2001:

================================================================================
                                                                       GLOBAL
                                                       HIGH YIELD     STRATEGIC
                                                          FUND       INCOME FUND
--------------------------------------------------------------------------------
Net Assets                                             $29,383,926   $15,695,353
--------------------------------------------------------------------------------
Number of Holdings                                         113           346
--------------------------------------------------------------------------------
Portfolio Turnover Rate
(12 months ended 12/31/01)                                 80%          124%
--------------------------------------------------------------------------------
As a percentage of net assets:
--------------------------------------------------------------------------------
o  Corporate Bonds                                       90.41%       43.01%
--------------------------------------------------------------------------------
o  Foreign Corporate Bonds                                0.00%        8.24%
--------------------------------------------------------------------------------
o  Foreign Government Bonds                               0.00%       41.01%
--------------------------------------------------------------------------------
o  Municipal Bonds                                        0.00%        0.25%
--------------------------------------------------------------------------------
o  Mortgage-Backed Securities                             0.00%        1.32%
--------------------------------------------------------------------------------
o  Asset-Backed Securities                                0.00%        0.62%
--------------------------------------------------------------------------------
o  Options Purchased                                      0.00%        0.01%
--------------------------------------------------------------------------------
o  Warrants                                               0.00%        0.00%
--------------------------------------------------------------------------------
o  Repurchase Agreements                                  3.03%        2.75%
--------------------------------------------------------------------------------
o  U.S. Government & Government Agencies                  0.00%        0.64%
--------------------------------------------------------------------------------
o  Convertible Bonds                                      0.65%        0.00%
--------------------------------------------------------------------------------
o  Common Stocks                                          2.12%        0.00%
--------------------------------------------------------------------------------
o  Preferred Stocks                                       1.17%        0.00%
--------------------------------------------------------------------------------
o  Average Credit Quality                                  B1          Baa2
--------------------------------------------------------------------------------
o  Average Remaining Maturity of High Yield Securities  6.3 years    10.4 years
================================================================================

                     TOP 10 HOLDINGS (AS A % OF NET ASSETS)

================================================================================
             HIGH YIELD FUND           |      GLOBAL STRATEGIC INCOME FUND
---------------------------------------|----------------------------------------
Hollinger                              |
International            8.625% - 2005 | Deutschland Republic      5.25% - 2011
Publishing                             |
---------------------------------------|----------------------------------------
ISP Holdings, Inc.       9.00% - 2003  | Japan Government #213     1.40% - 2009
---------------------------------------|----------------------------------------
Flextronics              9.875% - 2010 | United Mexican States     6.25% - 2019
International Ltd.                     |
---------------------------------------|----------------------------------------
Allied Waste             10.00% - 2009 | Swedish Government        3.50% - 2006
North America                          |
---------------------------------------|----------------------------------------
United Rentals, Inc.     9.50% - 2008  | German Republic           3.75% - 2003
                                       | Obligation #128
---------------------------------------|----------------------------------------
Isle of Capri Casinos    8.75% - 2009  | Malaysia                  7.50% - 2011
---------------------------------------|----------------------------------------
Crown Castle                           |
International            9.375% - 2011 | Republic of Brazil        8.00% - 2014
Corporation                            |
---------------------------------------|----------------------------------------
Sun International        8.875% - 2009 | FNMA Pool #590087         7.00% - 2016
Hotels
---------------------------------------|----------------------------------------
Unisys Corporation       8.125% - 2006 | Republic of Turkey       11.875% - 2030
---------------------------------------|----------------------------------------
Meristar Hospitality     9.125% - 2011 | Japan Government #195     2.40% - 2007
Corporation                            |
================================================================================

                      CREDIT RATING COMPARISON OF HOLDINGS

The following  table  compares the credit rating of the  securities  held by the
Funds to help you compare the credit risk presented by the two Funds. Generally, the lower the rating, the greater the credit risk presented by an instrument (CC is the lowest rating and A is the highest).  Normal,  lower rated securities pay higher  rates of  interest.  As of  December  31,  2001 , the  average  weighted percentage  of each Fund's  assets  investing in  securities  with the following ratings (based on month-end holdings) were as follows:

                 ==============================================
                                GLOBAL STRATEGIC     HIGH YIELD
                 S&P RATING       INCOME FUND           FUND
                 ----------------------------------------------
                 A Rated             19.2%              0.0%
                 ----------------------------------------------
                 BBB Rated           16.7%              9.8%
                 ----------------------------------------------
                 BB Rated            24.6%             41.9%
                 ----------------------------------------------
                 B Rated             25.2%             37.9%
                 ----------------------------------------------
                 CCC Rated            3.3%              5.2%
                 ----------------------------------------------
                 CC Rated             0.1%              0.0%
                 ----------------------------------------------
                 C Rated              0.3%              0.3%
                 ----------------------------------------------
                 D Rated              0.6%              0.0%
                 ----------------------------------------------
                 Unrated             10.0%              4.9%
                 ==============================================

RELATIVE  PERFORMANCE  -- The  following  table shows the average  annual  total return for each Fund and the listed  Indexes.  Average  annual  total  return is shown for each calendar year since 1995 in the case of Global  Strategic  Income
Fund and since 1996 in the case of High Yield Fund. The Indexes have an inherent performance  advantage  over  the  Funds,  since  an  index  has no  cash in its portfolio,  and incurs no operating  expenses.  An investor  cannot invest in an index.  Total return is calculated  assuming  reinvestment  of all dividends and capital gain distributions at net asset value and excluding the deduction of any sales  charges.  The  information  below  does not  reflect  fees  and  expenses associated with an investment in variable insurance products offered by Security
Benefit Life  Insurance  Company.  Shares of the Fund are available only through the purchase of such products.

================================================================================
                                          SALOMON SMITH                 LEHMAN
                   GLOBAL                 BARNEY WORLD     HIGH        BROTHERS
CALENDAR YEAR/    STRATEGIC    BLENDED    GOV'T NON-U.S.   YIELD      HIGH YIELD
 PERIOD ENDED    INCOME FUND   INDEX(1)   HEDGED INDEX     FUND         INDEX
--------------------------------------------------------------------------------
   12/31/95          7.6%(2)     9.9%          7.5%         ---          6.7%
--------------------------------------------------------------------------------
   12/31/96         13.7%       16.0%         11.8%         6.6%(3)     11.3%
--------------------------------------------------------------------------------
   12/31/97          5.4%       11.9%         11.1%        13.4%        12.8%
--------------------------------------------------------------------------------
   12/31/98          6.9%        2.6%         11.5%         5.8%         1.9%
--------------------------------------------------------------------------------
  12/31/99(4)        1.2%        7.3%          2.9%         1.3%         2.4%
--------------------------------------------------------------------------------
   12/31/00          3.9%        7.6%          9.6%        -1.5%        -5.9%
--------------------------------------------------------------------------------
   12/31/01          6.2%        7.0%          6.1%         4.4%         5.2%
--------------------------------------------------------------------------------
1  Effective  July 2001,  the blended  index  consisted  of 25% Lehman  Brothers
   Aggregate Bond Index,  25% Lehman Brothers High Yield Bond Index, 25% Salomon
   Smith  Barney  World  Government  Non-U.S.  Hedged  Index,  and 25% JP Morgan
   Emerging  Markets Bond Index Global  Constrained.  The blended index prior to
   July, 2001 consisted of 25% Lehman Brothers  Aggregate Bond Index, 25% Lehman
   Brothers  High Yield Bond Index,  25% Salomon  Smith Barney World  Government
   Non-U.S. Hedged Index, and 25% JP Morgan Emerging Markets Bond Index Plus.

2  For  the  period  June  1,  1995  (Global  Strategic  Income  Fund's  date of inception) to December 31, 1995.

3  For the period  August 5, 1996  (High  Yield  Fund's  date of  inception)  to
   December 31, 1996.

4  Effective May 14, 1999,  Security  Management engaged  Wellington  Management
   Company, LLP to provide sub-investment  advisory services to Global Strategic
   Income Fund.
================================================================================

COMPARISON OF INVESTMENT TECHNIQUES AND RISKS OF THE FUNDS -- The following is a summary of the  principal  types of securities in which the Funds may invest and strategies the Funds may employ in pursuit of their  investment  objectives.  As with any security,  an investment in a Fund's  shares  involves  certain  risks, including  loss of  principal.  The Funds are  subject  to  varying  degrees  of financial,  market and credit risk.  An investment in the Funds is not a deposit of a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency. The following discussion addresses the primary risks of investing  in the  Funds.  However,  the  fact  that a  particular  risk  is not identified as a main risk for the Fund does not mean that the Fund is prohibited from  investing its assets in securities  that give rise to that risk. It simply means that the risk is not a main risk of the  Funds.  For  further  information regarding risks of investing in the Funds, see the SAI.

HIGH YIELD  SECURITIES.  Higher  yielding  debt  securities  in the lower rating
(higher risk) categories of the recognized rating services are commonly referred to as "junk  bonds." The total return and yield of junk bonds can be expected to fluctuate  more than the total return and yield of  higher-quality  bonds.  Junk bonds  (those  rated below BBB or in  default)  are  regarded  as  predominantly speculative  with respect to the issuer's  continuing  ability to meet principal and interest  payments.  Successful  investment in lower-medium  and low-quality bonds involves  greater  investment  risk and is highly  dependent on the credit analysis of adviser,  Security Management or Wellington respectively.  A real or perceived  economic  downturn or higher  interest rates could cause a decline in high-yield bond prices by lessening the ability of issuers to make principal and interest payments. These bonds are often thinly traded and can be more difficult to sell and value accurately than high-quality bonds.  Because objective pricing data may be less  available,  judgment may play a greater role in the  valuation process.  In  addition,  the entire junk bond market can  experience  sudden and sharp price  swings due to a variety of factors,  including  changes in economic forecasts, stock market activity, large or sustained sales by major investors, a high-profile default, or just a change in the market's psychology.  This type of volatility  is usually  associated  more with stocks  than bonds,  but junk bond investors should be prepared for it.

CONVERTIBLE  SECURITIES AND WARRANTS.  The Funds may invest in debt or preferred equity  securities  convertible  into, or exchangeable  for, equity  securities.
Traditionally,  convertible  securities have paid dividends or interest at rates higher  than  common  stocks  but lower  than  nonconvertible  securities.  They generally  participate in the  appreciation  or  depreciation  of the underlying stock into which they are convertible,  but to a lesser degree. In recent years, convertible securities have been developed which combine higher or lower current income with  options and other  features.  Warrants  are options to buy a stated
number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years).

FOREIGN SECURITIES.  The Funds may invest in foreign  securities,  which involve certain special risks, including, but not limited to: (i) unfavorable changes in currency exchange rates; (ii) adverse political and economic developments; (iii)
unreliable or untimely  information;  (iv) limited legal  recourse;  (v) limited markets; and (vi) higher operational expenses.

Foreign investments are normally issued and traded in foreign  currencies.  As a result,  their values may be affected by changes in the exchange  rates  between particular  foreign currencies and the U.S. dollar.  Foreign  investments may be subject  to  the  risks  of  seizure  by a  foreign  government,  imposition  of restrictions  on  the  exchange  or  transport  of  foreign  currency,  and  tax increases. There may also be less information publicly available about a foreign company than about most U.S.  companies,  and foreign  companies are usually not subject to accounting,  auditing and financial reporting standards and practices comparable to those in the United  States.  The legal  remedies for investors in foreign  investments  may be more  limited  than those  available  in the United
States.  Certain foreign investments may be less liquid (harder to buy and sell)
and more volatile than domestic investments,  which means a Fund may at times be unable to sell its foreign investments at desirable prices. For the same reason, a Fund  may at  times  find it  difficult  to  value  its  foreign  investments.
Brokerage   commissions  and  other  fees  are  generally   higher  for  foreign
investments than for domestic investments. The procedures and rules for settling foreign transactions may also involve delays in payment, delivery or recovery of money or investments.  Foreign withholding taxes may reduce the amount of income available to distribute to shareholders of the Fund.

EMERGING  MARKETS.  The risks associated with foreign  investments are typically increased  in less  developed  and  developing  countries,  which are  sometimes referred to as emerging markets. For example,  political and economic structures in  these  countries  may be young  and  developing  rapidly,  which  can  cause instability.  These  countries are also more likely to experience high levels of inflation,  deflation or currency devaluation,  which could hurt their economies and securities  markets.  For these and other  reasons,  investments in emerging markets are often considered speculative.

MARKET RISK. While stocks have  historically  been a leading choice of long-term investors,  they  fluctuate  in  price.  Their  prices  tend to  fluctuate  more dramatically  over the shorter  term than do the prices of other asset  classes.
These movements may result from factors affecting individual companies,  or from broader influences like changes in interest rates,  market conditions,  investor confidence or announcements of economic, political or financial information here or abroad.

ACTIVE  TRADING.  Active involves higher  expenses  including  higher  brokerage commissions.

INTEREST RATE RISK.  Investments in  fixed-income  securities are subject to the possibility  that interest  rates could rise  sharply,  causing the value of the
Fund's  securities,  and share  price,  to  decline.  Longer term bonds and zero coupon  bonds are  generally  more  sensitive  to  interest  rate  changes  than shorter-term bonds. Generally, the longer the average maturity of the bonds in a
Fund,  the more a Fund's share price will fluctuate in response to interest rate changes.

CREDIT RISK. It is possible that some issuers of  fixed-income  securities  will not make payments on debt  securities held by a Fund, or there could be defaults on repurchase  agreements  held by a Fund.  Also,  an issuer may suffer  adverse changes  in  financial  condition  that  could  lower the  credit  quality  of a security,  leading to greater  volatility  in the price of the  security  and in shares of a Fund. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the Fund to sell.

PREPAYMENT  RISK. The issuers of securities held by a Fund may be able to prepay principal  due on the  securities,  particularly  during  periods  of  declining interest  rates.  Securities  subject to prepayment  risk  generally  offer less potential  for  gains  when  interest  rates  decline,  and may  offer a greater potential for loss when interest rates rise. In addition,  rising interest rates may  cause  prepayments  to  occur  at a  slower  than  expected  rate,  thereby effectively  lengthening  the  maturity of the  security and making the security more  sensitive to interest  rate  changes.  Prepayment  risk is a major risk of mortgage-backed securities.

INVESTMENT IN INVESTMENT  COMPANIES.  Investment in other investment  companies, may include index-based investments such as SPDRs (based on the S&P 500), MidCap
SPDRs (based on the S&P MidCap 400 Index), Select Sector SPDRs (based on sectors or industries of the S&P 500 Index),  Nasdaq-100 Index Tracking Stocks (based on the Nasdaq-100 Index) and DIAMONDS (based on the Dow Jones Industrial  Average).
To the extent a Fund invests in other  investment  companies,  it will incur its pro rata share of the underlying  investment companies' expenses. In addition, a
Fund will be subject to the effects of business and regulatory developments that affect an  underlying  investment  company or the  investment  company  industry generally.

ASSET-BACKED  SECURITIES.  The Funds may invest in asset-backed  securities.  An underlying pool of assets, such as credit card receivables, automobile loans, or corporate  loans or bonds  back  these  bonds  and  provides  the  interest  and principal  payments  to  investors.  On  occasion,  the pool of assets  may also include  a swap  obligation,  which  is used to  change  the  cash  flows on the underlying  assets.  As an example,  a swap may be used to allow  floating  rate assets to back a fixed rate obligation.  Credit quality depends primarily on the quality of the underlying assets, the level of credit support,  if any, provided by the issuer,  and the credit  quality of the swap  counterparty,  if any.  The underlying assets (i.e. loans) are subject to prepayments, which can shorten the securities' weighted average life and may lower their return. The value of these securities  also may  change  because  of actual  or  perceived  changes  in the
creditworthiness   of  the  originator,   the  servicing  agent,  the  financial
institution providing credit support, or swap counterparty.

MORTGAGE-BACKED  SECURITIES. The Funds may invest in mortgage-backed securities.
Mortgage lenders pool individual home mortgages with similar  characteristics to back a  certificate  or bond,  which  is sold to  investors  such as the  Funds.
Interest and principal payments generated by the underlying mortgages are passed through to the investors.  The three largest issuers of these securities are the
Government  National Mortgage  Association (GNMA), the Federal National Mortgage
Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie
Mac).  GNMA  certificates  are  backed by the full  faith and credit of the U.S.
Government,  while others, such as Fannie Mae and Freddie Mac certificates,  are only supported by the ability to borrow from the U.S. Treasury or supported only by the credit of the agency.  Private  mortgage  bankers and other  institutions also issue mortgage-backed securities. Mortgage-backed securities are subject to scheduled and  unscheduled  principal  payments as homeowners pay down or prepay their  mortgages.  As these payments are received,  they must be reinvested when interest  rates may be higher or lower than on the original  mortgage  security.
Therefore,  these  securities are not an effective means of locking in long-term interest  rates.  In addition,  when interest  rates fall,  the pace of mortgage prepayments  picks up.  These  refinanced  mortgages  are paid off at face value
(par),  causing a loss for any investor who may have purchased the security at a price above par. In such an  environment,  this risk limits the potential  price appreciation  of these  securities and can negatively  affect a Fund's net asset value. When rates rise, the prices of mortgage-backed securities can be expected to decline,  although  historically  these securities have  experienced  smaller price declines than comparable  quality bonds. In addition,  when rates rise and prepayments slow, the effective duration of mortgage-backed  securities extends, resulting in increased volatility.

Additional  mortgage-backed  securities  in which the Funds may  invest  include
Collateralized  Mortgage  Obligations  (CMOs) and stripped mortgage  securities.
CMOs are debt  securities  that  are  fully  collateralized  by a  portfolio  of mortgages or  mortgage-backed  securities.  All interest and principal  payments from the underlying mortgages are passed through to the CMOs in such a way as to create,  in most  cases,  more  definite  maturities  than is the case  with the underlying  mortgages.  CMOs may pay fixed or variable  rates of  interest,  and certain  CMOs  have  priority  over  others  with  respect  to  the  receipt  of prepayments.  Stripped  mortgage  securities  (a type of  potentially  high-risk derivative)  are created by  separating  the  interest  and  principal  payments generated by a pool of mortgage-backed  securities or a CMO to create additional classes of  securities.  Generally,  one class  receives only interest  payments
(IOs)  and  another  receives  principal  payments  (POs).   Unlike  with  other
mortgage-backed  securities  and POs, the value of IOs tends to move in the same direction as interest  rates.  The Funds can use IOs as a hedge against  falling prepayment  rates (interest rates are rising) and/or a bear market  environment.
POs can be used as a hedge against rising  prepayment  rates (interest rates are falling) and/or a bull market environment.  IOs and POs are acutely sensitive to interest  rate  changes  and to the rate of  principal  prepayments.  A rapid or unexpected  increase in prepayments can severely depress the price of IOs, while a rapid or unexpected decrease in prepayments could have the same effect on POs.
These  securities  are very volatile in price and may have lower  liquidity than most  other  mortgage-backed  securities.  Certain  non-stripped  CMOs  may also exhibit these  qualities,  especially  those that pay variable rates of interest that adjust inversely with, and more rapidly than, short-term interest rates. In addition,  if interest  rates rise rapidly and  prepayment  rates slow more than expected, certain CMOs, in addition to losing value, can exhibit characteristics of  longer-term  securities  and become more  volatile.  There is no guarantee a
Fund's  investment in CMOs,  IOs, or POs will be successful,  and a Fund's total return could be adversely affected as a result.

RESTRICTED  SECURITIES.  The Funds may invest in  restricted  securities,  which cannot be sold to the public  without  registration  under the Securities Act of
1933 ("1933 Act"). Unless registered for sale, restricted securities can be sold only in  privately  negotiated  transactions  or pursuant to an  exemption  from registration.  Restricted  securities  are  generally  considered  illiquid and, therefore, subject to the Fund's limitation on illiquid securities.

Restricted securities (including Rule 144A Securities) may involve a high degree of business  and  financial  risk which may result in  substantial  losses.  The securities may be less liquid than publicly  traded  securities.  Although these securities  may be resold  in  privately  negotiated  transactions,  the  prices realized from these sales could be less than those  originally paid by the Fund.
In   particular,   Rule  144A   Securities  may  be  resold  only  to  qualified
institutional  buyers in accordance  with Rule 144A under the  Securities Act of
1933.  Rule 144A  permits  the  resale to  "qualified  institutional  buyers" of
"restricted  securities"  that,  when  issued,  were  not of the  same  class as securities  listed on a U.S.  securities  exchange  or  quoted  in the  National
Association of Securities  Dealers  Automated  Quotation  System (the "Rule 144A
Securities").  A  "qualified  institutional  buyer"  is  defined  by  Rule  144A generally as an  institution,  acting for its own account or for the accounts of other qualified  institutional buyers, that in the aggregate owns and invests on a  discretionary  basis at least $100  million  in  securities  of  issuers  not affiliated  with the  institution.  A dealer  registered  under  the  Securities
Exchange  Act of 1934 (the  "Exchange  Act"),  acting for its own account or the accounts of other qualified institutional buyers, that in the aggregate owns and invests on a  discretionary  basis at least $10 million in securities of issuers not  affiliated  with the dealer may also  qualify as a qualified  institutional buyer,  as well as an  Exchange  Act  registered  dealer  acting  in a  riskless principal transaction on behalf of a qualified institutional buyer.

Investing in Rule 144A Securities and other restricted securities could have the effect  of  increasing  the  amount  of a Fund's  assets  invested  in  illiquid
securities   to  the  extent  that   qualified   institutional   buyers   become
uninterested, for a time, in purchasing these securities.

FUTURES AND OPTIONS. The Funds may utilize futures contracts, options on futures and may  purchase  call and put  options  and write  call and put  options  on a
"covered" basis. Futures (a type of potentially  high-risk derivative) are often used to manage or hedge risk  because they enable the investor to buy or sell an asset  in  the  future  at  an  agreed-upon  price.  Options  (another  type  of potentially  high-risk  derivative)  give the  investor  the  right  (where  the investor  purchases the options),  or the obligation  (where the investor writes
(sells) the options),  to buy or sell an asset at a  predetermined  price in the future.  These  instruments  may be  bought or sold for any  number of  reasons, including:  to manage  exposure  to  changes  in  securities  prices,  to manage exposure to changes in interest rates and bond prices;  as an efficient means of adjusting  overall exposure to certain markets;  in an effort to enhance income;
to protect the value of portfolio securities;  and to adjust portfolio duration.
Futures contracts and options may not always be successful hedges;  their prices can be highly  volatile.  Using them could lower a Fund's total return,  and the potential loss from the use of futures can exceed the Fund's initial  investment in such contracts.

HYBRID  INSTRUMENTS.  The Funds may invest in certain hybrid  instruments (which are derivatives) that can combine the characteristics of securities, futures and options. For example, the principal amount,  redemption or conservation terms of a security could be related to the market price of some  commodity,  currency or securities  index.  The risks of such  investments  would  reflect  the risks of
investing  in  futures,   options  and  securities,   including  volatility  and
illiquidity.  Such securities may bear interest or pay dividends at below market
(or even relatively  nominal) rates.  Under certain  conditions,  the redemption value of such an investment could be zero.  Hybrids can have volatile prices and limited liquidity and their use by a Fund may not be successful.

SWAPS, CAPS, FLOORS AND COLLARS. The Funds may invest in swaps, caps, floors and collars.  Interest rate and/or index swaps,  and the purchase or sale of related caps,  floors and collars are used primarily to preserve a return or spread on a particular  investment  or portion of its  portfolio as a technique for managing the  portfolio's  duration  (i.e.  the price  sensitivity to changes in interest rates) or to protect  against any increase in the price of  securities  the Fund anticipates  purchasing  at a later date. To the extent a Fund enters into these types  of  transactions,  it  will be done  to  hedge  and not as a  speculative investment,  and the Fund will not sell  interest rate caps or floors if it does not own  securities  or other  instruments  providing the income the Fund may be obligated  to pay.  Interest  rate swaps  involve the  exchange by the Fund with another party of their  respective  commitments to pay or receive  interest on a notional  amount of  principal.  The purchase of a cap entitles the purchaser to receive  payments on a notional  principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined  interest rate. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional  principal amount from the party selling the floor to the extent that a specified index falls below a predetermined  interest rate or amount. A collar is a combination  of a cap and a floor that  preserves a certain return within a predetermined range of interest rates or values.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENT CONTRACTS. The Funds may invest in
"when issued," "forward commitment" or "delayed delivery" securities,  the price of which is fixed at the time of the commitment to buy, but delivery and payment can take place a month or more  later.  During the  interim  period,  the market value of the securities can fluctuate, and no interest accrues to the purchaser.
At the time of delivery,  the value of the  securities  may be more or less than the  purchase or sale price.  When a Fund  purchases  securities  on this basis, there is a risk that the  securities  may not be delivered and that the Fund may incur a loss.

CASH  RESERVES.  Cash  reserves  maintained  by a Fund may include  domestic and foreign money market instruments as well as certificates of deposit, bank demand accounts and repurchase agreements.  Global Strategic Income Fund and High Yield
Fund may establish and maintain  reserves as Security  Management or Wellington, respectively,  believes is  advisable to  facilitate  the Fund's cash flow needs
(e.g.,  redemptions,  expenses and,  purchases of portfolio  securities)  or for temporary, defensive purposes.

SHARES OF OTHER  INVESTMENT  COMPANIES.  The Funds may invest in shares of other investment companies.  Such investment may not exceed immediately after purchase
10% of the Fund's  total  assets and no more than 5% of its total  assets may be invested in the shares of any one investment  company.  Investment in the shares of other  investment  companies has the effect of requiring  shareholders to pay the operating expenses of two mutual funds.

BORROWING. Borrowings may be collateralized with Fund assets. To the extent that a Fund purchases  securities  while it has outstanding  borrowings,  it is using leverage, i.e., using borrowed funds for investment.  Leveraging will exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund's  portfolio.  Money borrowed for leveraging  will be subject to interest costs  that  may or may  not be  recovered  by  appreciation  of the  securities purchased;  in certain cases,  interest costs may exceed the return  received on the  securities  purchased.  A Fund also may be  required  to  maintain  minimum average  balances in  connection  with such  borrowing or to pay a commitment or other fee to  maintain  a line of  credit;  either of these  requirements  would increase the cost of borrowing over the stated interest rate.

SECURITIES  LENDING.  Global  Strategic  Income  Fund  may  lend  its  portfolio securities to certain borrowers.  Any such loan will be continuously  secured by collateral  at least  equal to the value of the  security  loaned.  The risks in lending  portfolio  securities,  as with other extensions of credit,  consist of possible  delay in  receiving  additional  collateral  or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.  Loans will only be made to firms deemed by Security  Management to be of good  standing  and will not be made  unless,  in the judgment of Security
Management,  the  consideration  to be earned from such loans would  justify the risk.

COMPARISON OF FEES AND EXPENSES

The  following  describes and compares the fees and expenses that you may pay if you buy and hold shares of the Funds.  It is expected  that  combining the Funds would allow shareholders of Global Strategic Income Fund to realize economies of scale.  While the  Reorganization  is anticipated to reduce the total  operating expenses for current  shareholders of Global  Strategic Income Fund and will not affect the  management  fee (as a  percentage  of the Fund's  average  daily net assets),  Security  Management may be deemed to have a material  interest in the proposed  Reorganization  because combination of the Funds will relieve Security
Management of its obligation to pay  sub-advisory  fees to Wellington  under the sub-advisory  agreement  applicable to Global Strategic Income Fund. For further information on the fees and expenses of High Yield Fund,  see "More  Information
Regarding the Funds," page 19.

OPERATING  EXPENSES -- The total fund  operating  expenses  of Global  Strategic
Income  Fund,  expressed  as a ratio of  expenses  to  average  daily net assets
("expense  ratio"),  currently  are higher  than the  expenses of the High Yield
Fund.

o  The management fee for the High Yield Fund was the same as the management fee for the Global Strategic Income Fund for the year ended December 31, 2001.

o  The "other  expenses"  for the High Yield Fund were lower than for the Global
   Strategic Income Fund for the year ended December 31, 2001.

It is expected that combining the Funds will lower expenses  currently  borne by investors  in the  Global  Strategic  Income  Fund.  For more  information,  see estimated PRO FORMA expenses in the table, "Annual Fund Operating Expenses."

The current expenses of each Fund and estimated PRO FORMA expenses giving effect to the proposed  Reorganization  are shown in the table below.  Expenses for the
Funds are based on the operating  expenses  incurred for the year ended December
31, 2001.  PRO FORMA fees and expenses show  estimated fees and expenses of High
Yield Fund after giving effect to the proposed Reorganization. PRO FORMA numbers are estimated in good faith and are hypothetical.

================================================================================
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, shown as a ratio of expenses to average daily net assets)(1)
--------------------------------------------------------------------------------
                                       BROKERAGE PLAN                 TOTAL FUND
                         MANAGEMENT     DISTRIBUTION       OTHER      OPERATING
                            FEES       (12B-1) FEES(2)    EXPENSES     EXPENSE
--------------------------------------------------------------------------------
High Yield Fund            0.75%            0.00%          0.11%        0.86%
--------------------------------------------------------------------------------
Global Strategic
Income Fund                0.75%            0.00%          0.77%        1.52%
--------------------------------------------------------------------------------
PRO FORMA - High Yield     0.75%            0.00%          0.11%        0.86%
including Global
Strategic Income
--------------------------------------------------------------------------------
1  Expenses  are  shown for each  Fund,  and on a pro forma  basis,  based  upon expenses incurred by each Fund during the 12 months ended December 31, 2001.

2  Amounts included as distribution  expenses under this caption are the amounts received  by the  Fund's  distributor  under the  Brokerage  Plan in the last fiscal year in connection  with the purchase and sale of  securities  held by the Fund.
================================================================================

EXAMPLE -- This example is intended to help you compare the cost of investing in the Funds and in the combined  Funds on a PRO FORMA basis.  The example  assumes that you  invest  $10,000  in each  Fund and in the  surviving  Fund  after  the
Reorganization  for the time  periods  indicated.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  The 5% return is an assumption  and is not intended to portray past or future investment results. Based on the above assumptions, you would pay the  following  expenses if you  redeemed  your shares at the end of such period shown. Your actual costs may be higher or lower.

================================================================================
                                1 YEAR*     3 YEARS*      5 YEARS*     10 YEARS*
--------------------------------------------------------------------------------
High Yield Fund                  $ 88         $274          $477        $1,061
--------------------------------------------------------------------------------
Global Strategic Income Fund      155          480           829         1,813
--------------------------------------------------------------------------------
PRO FORMA - High Yield
including Global                   88          274           477         1,061
Strategic Income
--------------------------------------------------------------------------------
*The expense  examples above do not reflect the expenses of the variable annuity and variable  life  insurance  contracts  through which shares of the Funds are purchased.
================================================================================

ADDITIONAL INFORMATION ABOUT HIGH YIELD FUND

INVESTMENT MANAGER -- Security Management,  each Fund's investment manager, is a
Kansas limited liability company.  On December 31, 2001, the aggregate assets of all of the mutual funds under the investment  management of Security  Management were approximately $7.9 billion.  Security Management has overall responsibility for the management of the Funds.  SBL Fund and Security  Management have entered into an  agreement  that  requires  Security  Management  to provide  investment advisory,  statistical and research services to the Funds, supervise and arrange for the purchase and sale of securities on behalf of the Funds,  and provide for the maintenance and compilation of records pertaining to the investment advisory function.  The agreement with Security Management can be terminated by the Board of Directors of SBL Fund upon 60 days'  written  notice.  Investment  management fees are computed and accrued daily and paid monthly.

INVESTMENT  PERSONNEL -- The following  individual  has  responsibility  for the day-to-day management of the High Yield Fund:

o  DAVID G.  TOUSSAINT,  Assistant  Vice  President  and  Portfolio  Manager  of
   Security  Management,  has managed the High Yield Fund since April 2000.  Mr.
   Toussaint has 11 years of investment  experience and is a Chartered Financial
   Analyst  charterholder.  In addition,  Mr. Toussaint holds a CPA certificate.
   Prior to joining Security  Management in 2000, he was with Allstate Insurance
   Company as an investment analyst and served in various  managerial  positions in their investment operations group. Mr. Toussaint earned a bachelor of arts degree in Economics  from the  University  of  Illinois,  a master of science degree in Accountancy from DePaul University and a M.B.A. from the University of Chicago.

PERFORMANCE OF HIGH YIELD FUND -- The bar chart and table shown below provide an indication  of the risks of  investing  in the High Yield Fund by showing  (on a calendar year basis)  changes in High Yield Fund's annual total return from year to year and by showing (on a calendar year basis) how High Yield Fund's  average annual  returns  for one year and five years  compare to those of a  broad-based securities  market  index--the Lehman Brothers High Yield Index. The information below is based on the  performance of the shares of High Yield Fund and does not reflect fees and expenses  associated  with an investment in variable  insurance products  offered  by  Security  Benefit  Life  Insurance  Company.  The  Fund's
performance  would  be lower if the fees  and  expenses  of such  products  were reflected.  Shares of the Fund are  available  only through the purchase of such products.  The Fund's past performance is not an indication of how the Fund will perform in the future.

               [BAR GRAPH PLOTTED FROM DATA IN TABLE BELOW]

                   1997      1998     1999      2000     2001
                   ----      ----     ----      ----     ----
                   13.4%     5.8%     1.3%     -1.5%     4.4%

            *During the period shown in the chart,  the Fund's best
             quarterly  performance  was 7.1% for the quarter ended
             December  31,  2001,  and the Fund's  worst  quarterly
             performance  was -5.1% for the quarter ended September
             30, 2001. The Fund's  year-to-date  total return as of
             March 31, 2002 was 2.90%.

The table below shows the average annual total returns of High Yield Fund if you average out actual  performance  over various  lengths of time,  compared to the
Lehman Brothers High Yield Index. An index has an inherent performance advantage over the High  Yield  Fund  since it  imposes  no sales  charges  and  incurs no operating  expenses.  An investor cannot invest  directly in an index.  The High
Yield  Fund's  performance  reflected  in the table  does not  reflect  fees and expenses associated with an investment in variable insurance products offered by
Security Benefit Life Insurance  Company.  The Fund's performance would be lower if the fees and expenses of such products were reflected.

  ===========================================================================
  AVERAGE ANNUAL TOTAL RETURNS for the periods ended December 31, 2001
  ---------------------------------------------------------------------------
                                                              SINCE INCEPTION
                                       1 YEAR     5 YEARS        (8/5/96)
  ---------------------------------------------------------------------------
  High Yield Fund                       4.4%       4.6%            5.4%
  ---------------------------------------------------------------------------
  Lehman Brothers High Yield Index     -5.3%       3.1%            4.2%*
  ---------------------------------------------------------------------------
  *Index  performance  is only available to the Fund at the beginning of each month.  The Lehman  Brothers  High Yield Index is for the period August 1,
   1996 to December 31, 2001.
  ===========================================================================

Additional  information about High Yield Fund is included in the section,  "More
Information Regarding the Funds," page 19.

INFORMATION ABOUT THE REORGANIZATION

THE REORGANIZATION  PLAN -- The Reorganization Plan provides for the transfer of all of the assets and  liabilities of the Global  Strategic  Income Fund to High
Yield  Fund  solely in  exchange  for  shares of High  Yield  Fund.  The  Global
Strategic  Income Fund will distribute the shares of High Yield Fund received in the exchange to its shareholders,  and then Global Strategic Income Fund will be liquidated.

After the Reorganization,  each shareholder of Global Strategic Income Fund will own shares in High Yield Fund having an aggregate  value equal to the  aggregate value of shares of Global  Strategic  Income Fund held by that shareholder as of the close of business on the business day preceding the Closing.

Until the Closing, shareholders of Global Strategic Income Fund will continue to be able to redeem their shares.  Redemption  requests received after the Closing will be treated as requests  received by High Yield Fund for the  redemption  of its shares received by the shareholder in the Reorganization.

The  obligations  of the Funds  under the  Reorganization  Plan are  subject  to various  conditions,  including  approval  of the  shareholders  of  the  Global
Strategic  Income Fund.  The  Reorganization  Plan also  requires that the Funds take, or cause to be taken, all actions,  and do or cause to be done, all things reasonably  necessary,  proper or advisable to consummate and make effective the transactions  contemplated by the Reorganization  Plan. The Reorganization  Plan
may be  terminated  by mutual  agreement  of the  parties  or on  certain  other grounds.  For a  complete  description  of  the  terms  and  conditions  of  the
Reorganization,  see the  Reorganization  Plan at Appendix A, which modifies the foregoing summary of the Reorganization in its entirety.

REASONS FOR THE REORGANIZATION -- The Funds have similar investment  objectives, strategies and risks and are relatively small in asset size.  Because the Global
Strategic  Income Fund may invest in similar  types of  securities as High Yield
Fund, the Funds are largely duplicative.  In addition,  the Reorganization would create a larger High Yield Fund, which should benefit  shareholders of the Funds by spreading  costs across a larger,  combined asset base, and which would allow shareholders  of Global  Strategic  Income Fund to continue to  participate in a professionally  managed  portfolio.  Also,  a larger  High Yield Fund offers the potential benefit of a more diversified  portfolio of securities and may improve trading efficiency.  Based upon these considerations,  the Board of Directors of
SBL Fund determined that the Funds should be reorganized.

The proposed  Reorganization was presented to the Board of Directors of SBL Fund for  consideration  and approval at a meeting held May 3, 2002.  For the reasons discussed  below,  the  Directors,  including  all of the  Directors who are not
"interested  persons" (as defined in the Investment  Company Act of 1940) of SBL
Fund,  determined that the interests of the shareholders of the respective Funds would not be diluted as a result of the  proposed  Reorganization,  and that the proposed  Reorganization  was in the best interests of each of the Funds and its shareholders.

BOARD  CONSIDERATION  -- The Board of Directors of SBL Fund, in recommending the proposed transaction, considered a number of factors, including the following:

1.  expense  ratios  and  information  regarding  fees and  expenses  of  Global
    Strategic Income Fund and High Yield Fund;

2.  estimates  that show that combining the Funds should result in lower expense ratios because of economies of scale;

3.  elimination of duplication of costs and inefficiencies of having two similar funds;

4.  the  Reorganization  would not dilute the  interests  of the Funds'  current shareholders;

5.  the relative investment performance and risks of High Yield Fund as compared to Global Strategic Income Fund;

6.  the  similarity  of High Yield Fund's  investment  objectives,  policies and restrictions to those of Global  Strategic Income Fund and the fact that the
    Funds are duplicative within the overall group of funds;

7.  the tax-free nature of the  Reorganization  to Global  Strategic Income Fund
    and its shareholders.

THE  BOARD OF  DIRECTORS  OF SBL FUND  RECOMMENDS  THAT  SHAREHOLDERS  OF GLOBAL
STRATEGIC INCOME FUND, APPROVE THE REORGANIZATION.

TAX  CONSIDERATIONS  -- The  Reorganization  is  intended to qualify for Federal income  tax  purposes  as a tax-free  reorganization  under  Section  368 of the
Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, pursuant to this  treatment,  neither the Global  Strategic  Income Fund, nor the High Yield
Fund is expected to recognize  any gain or loss for federal  income tax purposes from the transactions contemplated by the Reorganization Plan. As a condition to the closing of the  Reorganization,  the Funds will  receive an opinion from the law firm of Dechert  to the effect  that the  Reorganization  will  qualify as a tax-free  reorganization  for Federal income tax purposes.  That opinion will be based in part upon certain assumptions and upon certain  representations made by the Funds.

Immediately prior to the  Reorganization,  the Global Strategic Income Fund will pay a dividend or dividends which,  together with all previous  dividends,  will have the effect of distributing to the  shareholders all of the Global Strategic
Income Fund's  investment  company taxable income for taxable years ending on or prior to the  Reorganization  (computed  without  regard  to any  deduction  for dividends  paid) and all of its net capital gains,  if any,  realized in taxable years  ending  on or  prior  to the  Reorganization  (after  reduction  for  any available  capital loss  carryforward).  Such  dividends will be included in the taxable income of the Global Strategic Income Fund's shareholders.

As of December 31, 2001,  Global Strategic  Income Fund had accumulated  capital
loss  carryforwards  in  the  amount  of  approximately   $800,894.   After  the
Reorganization,  these losses will be available to High Yield Fund to offset its capital  gains,  although the amount of these losses which may offset High Yield
Fund's  capital  gains in any  given  year may be  limited.  As a result of this limitation,  it is  possible  that High  Yield Fund may not be able to use these losses as rapidly as Global  Strategic Income Fund might have, and part of these losses  may not be  useable  at all.  The  ability  of High Yield Fund to absorb losses in the future  depends  upon a variety of factors that cannot be known in advance, including the existence of capital gains against which these losses may be offset. In addition, the benefits of any capital loss carryforwards currently are available only to shareholders of Global  Strategic  Income Fund.  After the
Reorganization,  however,  these  benefits  will  inure  to the  benefit  of all shareholders of High Yield Fund.

EXPENSES OF THE REORGANIZATION -- Security  Management will bear one-third,  and the Funds will bear two-thirds,  of the expenses relating to the Reorganization, including  but not  limited to the costs of the proxy  solicitation.  The Funds'
share of the expenses will be allocated  ratably on the basis of their  relative net asset values immediately before Closing.

ADDITIONAL INFORMATION ABOUT THE FUNDS

FORM OF  ORGANIZATION  -- Each of the Funds is a series  of SBL  Fund,  a Kansas corporation. SBL Fund is governed by a Board of Directors, which consists of six directors.

DIVIDENDS  AND  OTHER  DISTRIBUTIONS  --  Each  Fund  pays  dividends  from  net investment income, and distributes net capital gains, if any, at least annually.
Dividends  and  distributions  of each  Fund  are  automatically  reinvested  in additional  shares  of  the  Fund.  There  are  no  fees  or  sales  charges  on reinvestments.

If the  Reorganization  Plan is approved  by  shareholders  of Global  Strategic
Income Fund, then as soon as practicable  before the Closing,  Global  Strategic
Income Fund will pay its shareholders a cash  distribution of all  undistributed
2002 net investment income and undistributed realized net capital gains.

CAPITALIZATION   --  The  following  table  shows  on  an  unaudited  basis  the capitalization  of each Fund as of December 31, 2001 and on a PRO FORMA basis as of December 31, 2001, giving effect to the Reorganization:

================================================================================
                                                       NET ASSET
                                                         VALUE         SHARES
                                       NET ASSETS      PER SHARE     OUTSTANDING
--------------------------------------------------------------------------------
High Yield Fund                        $29,383,926      $13.60        2,160,743
--------------------------------------------------------------------------------
Global Strategic Income Fund           $15,695,353      $ 9.79        1,602,816
--------------------------------------------------------------------------------
Pro Forma - High Yield including
Global Strategic Income                $45,079,279      $13.60        3,314,535
================================================================================

GENERAL INFORMATION ABOUT THE PROXY STATEMENT

SOLICITATION  OF PROXIES -- Proxies  are being  solicited  at the request of the
Board of Directors of SBL Fund.  Solicitation of proxies is being made primarily by the  mailing of this Notice and Proxy  Statement  with its  enclosures  on or about July 20, 2002.  Shareholders of Global  Strategic Income Fund whose shares are held by  nominees,  such as brokers,  can vote their  proxies by  contacting their  respective  nominee.  In addition to the solicitation of proxies by mail,
employees  of  Security  Management  and  its  affiliates,   without  additional
compensation,  may  solicit  proxies  in  person  or  by  telephone,  telegraph, facsimile, or oral communication.

A shareholder may revoke the accompanying  proxy at any time prior to its use by filing with Global Strategic Income Fund, as applicable, a written revocation or duly  executed  proxy  bearing a later date. In addition,  any  shareholder  who attends the meeting of Global Strategic Income Fund shareholders, as applicable, in  person  may vote by  ballot  at the  Meeting,  thereby  canceling  any proxy previously  given.  The  persons  named in the  accompanying  proxy will vote as directed by the proxy, but in the absence of voting directions in any proxy that is signed and returned,  they intend to vote "FOR" the  Reorganization  proposal and may vote in their  discretion with respect to other matters not now known to the Board of Directors of SBL Fund that may be presented at the meeting.

VOTING RIGHTS -- Shares of the Funds entitle their holders to one vote per share as to any matter on which the holder is  entitled to vote,  and each  fractional share shall be entitled to a proportionate fractional vote.

Shareholders  of Global  Strategic  Income Fund at the close of business on June
24,  2002 (the  "Record  Date")  will be  entitled to be present and give voting instructions  for the Fund at the meeting  with respect to their shares owned as of that  Record  Date.  As of the Record  Date,  1,697,342  shares of the Global
Strategic Income Fund were outstanding and entitled to vote.

By investing in a variable  annuity or variable life insurance  policy issued by
Security Benefit, you indirectly purchased shares of the Global Strategic Income
Fund.  Security Benefit owns shares of the Fund for your benefit in the separate account  funding  your  variable  annuity or  variable  life  insurance  policy.
Security  Benefit  will  vote  shares  of the  Fund in  accordance  with  voting instructions  received  from you and other owners of such  variable  annuity and variable life insurance  policies.  Shareholders have certain voting rights with respect  to their  beneficially  owned  shares,  and  Security  Benefit,  or its appointee,  will  vote the  shares  beneficially  owned by each  shareholder  in accordance with the  shareholder's  instructions.  The enclosed form of proxy is provided  for this  purpose.  All shares for which  shareholders  do not provide voting  instructions  will be voted in the same  proportion  as those shares for which voting instructions have been received.

Approval of the  Reorganization  with  respect to Global  Strategic  Income Fund requires the  affirmative  vote of a majority of the  outstanding  shares of the
Fund.  The  Global  Strategic  Income  Fund must have a quorum  to  conduct  its business at the meeting. The holders of a MAJORITY of outstanding shares present in person or by proxy shall  constitute a quorum.  In the absence of a quorum, a majority of  outstanding  shares of the Fund  entitled to vote,  in person or by proxy,  may  adjourn  the  meeting  from  time to time  until a quorum  shall be present.

If a shareholder abstains from voting as to any matter, or if a broker returns a
"non-vote" proxy, indicating a lack of authority to vote on a matter, the shares represented  by the abstention or non-vote will be deemed present at the meeting for purposes of determining a quorum. However,  abstentions and broker non-votes will not be deemed  represented at the meeting for purposes of  calculating  the vote on any matter.  As a result, an abstention or broker non-vote will have the same effect as a vote against the Reorganization. Prior to the meeting, the Fund expects that  broker-dealer  firms  holding their shares of the Funds in "street name" for their customers will request voting  instructions from their customers and beneficial owners.

To the  knowledge  of SBL Fund,  as of June 24,  2002,  neither  the  Directors, individually,  nor  the  officers  and  Directors  of  SBL  Fund,  as  a  group, beneficially owned any shares of either Fund.

Security  Benefit Life Insurance  Company  ("Security  Benefit") is the owner of record of all of the Funds' outstanding  shares. As of June 24, 2002, there were no persons that owned  beneficially,  or of record 5% or more of the outstanding shares of either Fund.

OTHER MATTERS TO COME BEFORE THE MEETING -- The Board of Directors does not know of any matters to be presented at the meeting other than those described in this
Proxy  Statement/Prospectus.  If other business  should properly come before the meeting,  the proxy  holders  will vote  thereon in  accordance  with their best judgment.

SHAREHOLDER  PROPOSALS  -- The Funds are not  required  to hold  regular  annual meetings and, in order to minimize  their costs,  do not intend to hold meetings of  shareholders  unless so required by applicable law,  regulation,  regulatory policy or if otherwise deemed advisable by the Funds'  management.  Therefore it is not  practicable  to specify a date by which  shareholder  proposals  must be received in order to be  incorporated  in an  upcoming  proxy  statement  for an annual meeting or to be submitted to shareholders of the Funds.

Shareholders  wishing to submit proposals should send their written proposals to the  address  set  forth  on the  cover  of this  proxy  statement/prospectus  a reasonable  time prior to the date of a meeting of shareholders to be considered for  inclusion in the proxy  materials  for a meeting.  Timely  submission  of a proposal does not, however, necessarily mean that the proposal will be included.
Persons  named as proxies for any  subsequent  shareholder  meeting will vote in their discretion with respect to proposals submitted on an untimely basis.

INFORMATION  ABOUT THE FUNDS -- Proxy materials,  reports and other  information filed  by the  Funds  can be  inspected  and  copied  at  the  Public  Reference
Facilities maintained by the SEC at 450 Fifth Street, NW, Washington,  DC 20549.
The SEC maintains an Internet World Wide Web site (at http://www.sec.gov)  which contains other information about the Funds.

REPORTS TO SHAREHOLDERS -- Security  Management will furnish,  without charge, a copy of the most recent Annual Report regarding the Funds upon request. Requests for such  reports  should be  directed to Security  Management  at One  Security
Benefit Place, Topeka, KS 66636-0001 or at (800) 888-2461.

PROMPT   EXECUTION   AND  RETURN  OF  THE  ENCLOSED   PROXY  IS   REQUESTED.   A
SELF-ADDRESSED, POSTAGE-PAID ENVELOPE IS ENCLOSED FOR YOUR CONVENIENCE.

                                                           Amy J. Lee, Secretary

July 6, 2002
One Security Benefit Place
Topeka, KS 66636-0001

                      MORE INFORMATION REGARDING THE FUNDS

PURCHASE AND  REDEMPTION OF SHARES.  Security  Benefit  purchases  shares of the
Funds for its variable  annuity and variable life insurance  separate  accounts.
Security  Benefit  buys and sells shares of the Funds at the net asset value per share (NAV) next determined  after it submits the order to buy or sell. A Fund's
NAV is generally calculated as of the close of trading on every day the New York
Stock Exchange is open.

You may purchase shares of the Funds only  indirectly  through the purchase of a variable annuity or variable life insurance contract issued by Security Benefit.
The  prospectus for such variable  annuity or variable life  insurance  contract describes any sales charges applicable to your contract.

DETERMINATION  OF NET ASSET VALUE. The NAV per share of each Fund is computed as of the close of regular trading hours on the New York Stock Exchange (normally 3
p.m.  Central  time) on days when the  Exchange  is open.  The  Exchange is open
Monday through  Friday,  except on observation  of the following  holidays:  New
Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday,  Memorial
Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each Fund's NAV is generally  based upon the market value of securities  held in the Fund's  portfolio.  If market  prices are not  available,  the fair value of securities is determined using procedures  approved by the Board of Directors of
SBL Fund.

BROKERAGE  ENHANCEMENT  PLAN.  The Funds have adopted,  in  accordance  with the provisions of Rule 12b-1 under the  Investment  Company Act of 1940, a Brokerage
Enhancement Plan (the "Plan"). The Plan uses available brokerage  commissions to promote the sale and  distribution  of Fund shares (through the sale of variable insurance products funded by the Funds).

Under the Plan, a Fund may direct  Security  Management or a sub-advisor  to use certain broker-dealers for securities transactions, subject to the obligation to obtain best execution of such transactions.  These are broker-dealers  that have agreed  either  (1) to pay a  portion  of  their  commission  from  the sale and purchase of securities to the Fund's  Distributor or other  introducing  brokers
("Brokerage  Payments"),  or (2)  to  provide  brokerage  credits,  benefits  or services ("Brokerage Credits").  The Distributor will use all Brokerage Payments and Credits (other than a minimal amount to defray its legal and  administrative costs) to finance  activities that are meant to result in the sale of the Fund's shares, including:

o  holding or participating in seminars and sales meetings promoting the sale of the Fund's shares

o  paying marketing fees requested by broker-dealers who sell the Fund's shares

o  training sales personnel

o  creating and mailing advertising and sales literature

o  financing  any other  activity  that is intended to result in the sale of the
   Fund's shares.

The Plan  permits the  Brokerage  Payments and Credits  generated by  securities transactions  from one Fund to inure to the benefit of other  series of SBL Fund as well. The Plan is not expected to increase the brokerage costs of the Fund.

OTHER  EXPENSES.  In addition  to the  management  fee and other fees  described previously, each Fund pays other expenses, such as legal, audit, transfer agency and custodian fees, proxy solicitation  costs, and the compensation of Directors who  are not  affiliated  with  Security  Management.  Most  Fund  expenses  are allocated proportionately among all of the outstanding shares of the Fund.

MANAGEMENT OF THE FUNDS

INVESTMENT MANAGER -- Security Management,  each Fund's investment manager, is a
Kansas limited liability company.  On December 31, 2001, the aggregate assets of all of the mutual funds under the investment  management of Security  Management were approximately $7.9 billion.  Security Management has overall responsibility for the management of the Funds.  SBL Fund and Security  Management have entered into an  agreement  that  requires  Security  Management  to provide  investment advisory,  statistical and research services to the Funds, supervise and arrange for the purchase and sale of securities on behalf of the Funds,  and provide for the maintenance and compilation of records pertaining to the investment advisory function.  The agreement with Security Management can be terminated by the Board of Directors of SBL Fund upon 60 days written notice. Investment management fees are computed and accrued daily and paid monthly. For the year ended December 31,
2001,  High Yield Fund paid investment  management  fees to Security  Management equal to 0.75% of High Yield Fund's average net assets.

Security  Management  has engaged  Wellington  Management  Company LLP, 75 State
Street,  Boston,  Massachusetts 02109 to provide investment advisory services to
Global  Strategic  Income Fund.  Wellington  Management  is a limited  liability partnership  which  traces  its  origins  to  1928.  As of  December  31,  2001,
Wellington  Management  managed assets totaling more than $311 billion on behalf of investment companies,  employee benefit plans, endowments,  foundations,  and other institutions.  Pursuant to this agreement, Wellington Management furnishes investment  advisory and research  facilities,  supervises  and arranges for the purchase and sale of  securities on behalf of Global  Strategic  Income Fund and provides for the  compilation  and  maintenance  of records  pertaining  to such investment  advisory  services,  subject to the control and  supervision  of SBL
Fund's Board of Directors and Security Management.

PARENT  COMPANY AND  DISTRIBUTOR  -- Security  Management  is  controlled by its members,  Security  Benefit Life Insurance  Company and Security  Benefit Group,
Inc.  ("SBG").  SBG is an  insurance  and  financial  services  holding  company wholly-owned by Security  Benefit Life Insurance  Company,  One Security Benefit
Place,  Topeka,  Kansas  66636-0001.  Security  Benefit  Life, a life  insurance company,  is  incorporated  under the laws of Kansas.  Security  Management is a direct, and the Distributor,  the Fund's principal underwriter,  is an indirect, wholly-owned subsidiary of Security Benefit.

ADMINISTRATIVE  AGENT --  Security  Management  also acts as the  administrative agent  for  the  Fund  and as such  performs  administrative  functions  and the bookkeeping,  accounting and pricing functions for the Funds. For these services
Security Management receives, on an annual basis, a fee of 0.045% of the average net assets of each Fund, plus a global  administration  fee for Global Strategic
Income  Fund equal to the greater of 0.10% of its average net assets or $60,000, calculated daily and payable monthly.

Security  Management  also acts as the  transfer  agent for the Funds.  As such,
Security  Management  performs all shareholder  servicing  functions,  including transferring record ownership,  processing purchase and redemption transactions, answering  inquiries,  mailing  shareholder  communications  and  acting  as the dividend  disbursing agent. For these services,  Security Management receives an annual  maintenance  fee of $8.00 per  account,  a fee of $1.00 per  shareholder transaction, and a fee of $1.00 per dividend transaction.

PORTFOLIO  TRANSACTIONS  --  Security  Management  will place  orders to execute securities  transactions  that are designed to implement each Fund's  investment objectives and policies.  Security  Management  uses its  reasonable  efforts to place all purchase and sale  transactions  with brokers and dealers  ("brokers")
that provide  "best  execution" of these  orders.  In placing  purchase and sale transactions,  Security  Management may consider brokerage and research services provided by a broker to Security Management or its affiliates,  and the Fund may pay a commission for effecting a securities transaction that is in excess of the amount  another broker would have charged if Security  Management  determines in good faith that the amount of  commission is reasonable in relation to the value of the brokerage and research services provided by the broker viewed in terms of either that particular  transaction or the overall  responsibilities of Security
Management  with  respect to all  accounts as to which it  exercises  investment discretion.  Security  Management may use all, none, or some of such information and services in  providing  investment  advisory  services to each of the mutual
funds  under  its  management,   including  each  Fund.  In  addition,  Security
Management  also  may  consider  a  broker's  sale of Fund  shares  if  Security
Management  is  satisfied  that the Fund would  receive  best  execution  of the transaction from that broker.

Securities  held by the  Funds  may  also be held by other  investment  advisory clients  of  Security  Management,  including  other  investment  companies.  In addition,  Security Management's parent company, Security Benefit, may also hold some of the same securities as the Funds. When selecting securities for purchase or sale for a Fund,  Security  Management  may at the same time be purchasing or selling the same securities for one or more of such other  accounts.  Subject to
Security Management's obligation to seek best execution, such purchases or sales may be  executed  simultaneously  or  "bunched."  It is the  policy of  Security
Management not to favor one account over the other.  Any purchase or sale orders executed  simultaneously  (which may also include orders from Security  Benefit)
are  allocated at the average price and as nearly as  practicable  on a pro rata basis  (transaction  costs will also generally be shared on a pro rata basis) in proportion to the amounts  desired to be purchased or sold by each  account.  In those instances where it is not practical to allocate purchase or sale orders on a pro  rata  basis,  then the  allocation  will be made on a  rotating  or other equitable  basis.  While  it is  conceivable  that  in  certain  instances  this procedure  could  adversely  affect the price or number of shares  involved in a
Fund's transaction,  it is believed that the procedure generally  contributes to better overall execution of the Funds' portfolio transactions.

TAXES

FEDERAL TAXES -- You may purchase shares of the Fund only indirectly through the purchase of a variable  annuity or variable life  insurance  contract  issued by
Security  Benefit.  The  prospectus  for such variable  annuity or variable life insurance  contract  describes the federal tax  consequences of your purchase or sale of the contract. Please see your tax adviser for further information.

                    FINANCIAL HIGHLIGHTS FOR HIGH YIELD FUND
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

The financial  highlights  table is intended to help you  understand  the Fund's
financial   performance  for  its  shares  during  the  period  shown.   Certain
information  reflects  financial  results  for a single  Fund  share.  The total returns in the table  represent the rate that an investor  would have earned (or lost) on an investment in the Fund  assuming  reinvestment  of all dividends and distributions.  This information has been derived from financial statements that have been audited by Ernst & Young LLP, whose report,  along with the SBL Fund's financial statements, are included in the annual report, which is available upon request.

------------------------------------------------------------------------------------------
SERIES P (HIGH YIELD FUND)
------------------------------------------------------------------------------------------
                                                    FISCAL YEAR ENDED DECEMBER 31
                                           -----------------------------------------------
                                            2001      2000     1999(b)   1998(b)   1997(b)
                                            ----      ----     -------   -------   -------
PER SHARE DATA
Net asset value beginning of period.....   $14.25    $15.51    $16.80    $17.60    $15.99

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)............     1.26      1.12      1.30      0.89      0.68
Net gain (loss) on securities
  (realized & unrealized)...............    (0.63)    (1.36)    (1.08)     0.12      1.43
                                            -----     -----     -----     -----     -----
Total from investment operations........     0.63     (0.24)     0.22      1.01      2.11

LESS DISTRIBUTIONS
Dividends (from net investment income)..    (1.28)    (1.02)    (1.37)    (1.63)    (0.42)
Distributions (from capital gains)......      ---       ---     (0.10)    (0.18)    (0.08)
Return of Capital.......................      ---       ---     (0.04)      ---       ---
                                            -----     -----     -----     -----     -----
Total distributions.....................    (1.28)    (1.02)    (1.51)    (1.81)    (0.50)
                                            -----     -----     -----     -----     -----
Net asset value end of period...........   $13.60    $14.25    $15.51    $16.80    $17.60
                                            =====     =====     =====     =====     =====
Total return (a)........................      4.4%    (1.5)%      1.3%      5.8%     13.4%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (thousands)....   $29,384   $22,616   $19,152   $14,949    $6,767
Ratio of expenses to average net assets.     0.86%     0.87%     0.18%     0.18%     0.31%
Ratio of net investment income
  (loss) to average net assets..........     8.73%     8.06%     8.55%     8.17%     8.58%
Portfolio turnover rate.................       80%       34%       29%       87%       77%
------------------------------------------------------------------------------------------

(a)  Expense ratios were calculated  without the reduction for earnings  credits and marketing fees paid  indirectly.  Expense  ratios with such  reductions would have been as follows:

            -------------------------------------------------------
                         2001     2000     1999     1998      1997
            -------------------------------------------------------
            Series P     ---      ---      ---      0.18%     0.31%
            -------------------------------------------------------

(b)  Fund  expenses  for High Yield Fund were  reduced  by  Security  Management during the period. Expense ratios absent such reimbursement would have been as follows:

            --------------------------------------------------------
                         2001     2000     1999      1998      1997
            --------------------------------------------------------
            Series P     ---      ---      0.86%     0.93%     1.14%
            --------------------------------------------------------

                                   APPENDIX A

                         FORM OF PLAN OF REORGANIZATION

THIS PLAN OF  REORGANIZATION  (the "Plan") is adopted as of this 3rd day of May,
2002, by SBL Fund (the  "Company")  with its principal  place of business at One
Security Benefit,  Topeka,  Kansas  66636-0001,  on behalf of its Series P (High
Yield) (the "Acquiring Fund"), a separate series of the Company and its Series K
(Global Strategic Income) (the "Acquired Fund"),  another separate series of the
Company.

This Plan is  intended  to be and is  adopted  as a plan of  reorganization  and liquidation  within  the  meaning  of Section  368(a)(1)  of the  United  States
Internal Revenue Code of 1986, as amended (the "Code").  The reorganization (the
"Reorganization")  will  consist  of the  transfer  of all of the  assets of the
Acquired Fund to the Acquiring Fund in exchange  solely for voting shares ($1.00 par value per share) of the Acquiring Fund (the  "Acquiring  Fund Shares"),  the
assumption by the Acquiring  Fund of all  liabilities  of the Acquired Fund, and the  distribution  of the  Acquiring  Fund  Shares  to the  shareholders  of the
Acquired Fund in complete  liquidation of the Acquired Fund as provided  herein, all upon the terms and conditions hereinafter set forth in this Plan.

WHEREAS,  the  Company  is an  open-end,  registered  investment  company of the management type and the Acquired Fund owns securities which generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS,  the Directors of the Company have  determined that the exchange of all of the assets of the Acquired Fund for Acquiring  Fund Shares and the assumption of all  liabilities  of the Acquired Fund by the  Acquiring  Fund is in the best interests of the Acquiring Fund and its  shareholders  and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

WHEREAS, the Directors of the Company also have determined,  with respect to the
Acquired  Fund,  that the exchange of all of the assets of the Acquired Fund for
Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the  Acquiring  Fund is in the best  interests of the  Acquired  Fund and its shareholders and that the interests of the existing shareholders of the Acquired
Fund would not be diluted as a result of this transaction;

NOW,  THEREFORE,  the Company,  on behalf of the Acquiring Fund and the Acquired
Fund separately, hereby approves the Plan on the following terms and conditions:

 1.  TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE  ACQUIRING  FUND IN EXCHANGE
     FOR  THE  ACQUIRING  FUND  SHARES,  THE  ASSUMPTION  OF ALL  ACQUIRED  FUND
     LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

      1.1  Subject  to  the  requisite  approvals  of  the  shareholders  of the
           Acquired Fund and Acquiring  Fund and the other terms and  conditions herein  set  forth  and  on the  basis  of  the  representations  and warranties  contained  herein,  the Company will  transfer all of the
           Acquired  Fund's  assets,  as set  forth  in  paragraph  1.2,  to the
           Acquiring  Fund, and the Acquiring Fund agrees in exchange  therefor:
           (i) to deliver to the Acquired Fund the number of full and fractional
           Acquiring  Fund  Shares  determined  by  dividing  the  value  of the
           Acquired Fund's net assets, computed in the manner and as of the time and date set forth in  paragraph  2.1,  by the net asset value of one
           Acquiring  Fund Share,  computed in the manner and as of the time and date set forth in paragraph  2.2; and (ii) to assume all  liabilities of the  Acquired  Fund.  Such  transactions  shall  take place at the closing provided for in paragraph 3.1 (the "Closing").

      1.2  The assets of the Acquired Fund to be acquired by the Acquiring  Fund
           shall  consist  of  all  assets  and  property,   including,  without
           limitation,  all cash, securities,  commodities and futures interests and dividends or interests  receivable that are owned by the Acquired
           Fund and any  deferred or prepaid  expenses  shown as an asset on the books  of the  Acquired  Fund on the  closing  date  provided  for in paragraph 3.1 (the "Closing Date").

      1.3  The  Acquired  Fund  will  endeavor  to  discharge  all of its  known liabilities and obligations  prior to the Closing Date. The Acquiring
           Fund shall also assume all of the  liabilities  of the Acquired Fund, whether  accrued or  contingent,  known or  unknown,  existing at the
           Valuation  Date.  On or as soon as  practicable  prior to the Closing
           Date, the Acquired Fund will declare and pay to its  shareholders  of record  one  or  more  dividends  and/or  other  distributions  that, together  with all previous  distributions,  shall have the effect of distributing to its  shareholders  (i) all of its investment  company taxable income and all of its net realized capital gains, if any, for the period from the close of its last  taxable year to the end of the business day on the Closing;  and (ii) any  undistributed  investment company  taxable  income and net capital  gain from any period to the extent not otherwise distributed.

      1.4  Immediately  after the  transfer of assets  provided for in paragraph
           1.1,  the  Acquired  Fund  will  distribute  to the  Acquired  Fund's shareholders of record,  determined as of immediately after the close of business on the Closing Date (the "Acquired  Fund  Shareholders"),
           on a pro rata  basis,  the  Acquiring  Fund  Shares  received  by the
           Acquired  Fund  pursuant  to  paragraph  1.1,  and  will   completely
           liquidate.  Such  distribution  and liquidation will be accomplished, with respect to the Acquired  Fund's  shares,  by the transfer of the
           Acquiring  Fund Shares then  credited to the account of the  Acquired
           Fund on the books of the Acquiring Fund to open accounts on the share records  of the  Acquiring  Fund in the  names of the  Acquired  Fund
           Shareholders.  The aggregate net asset value of Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall be equal to the aggregate  net asset value of the Acquired  Fund shares owned by such shareholders on the Closing Date. All issued and  outstanding  shares of the Acquired Fund will  simultaneously be canceled on the books of the Acquired Fund, although share certificates representing interests in  shares  of the  Acquired  Fund  will  represent  a number  of the
           Acquiring  Fund  Shares  after the Closing  Date,  as  determined  in accordance  with  Section  2.3.  The  Acquiring  Fund shall not issue certificates  representing  the  Acquiring  Fund Shares in connection with such exchange.

      1.5  Ownership of Acquiring  Fund Shares will be shown on the books of the
           Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring  Fund's  then-current prospectus and statement of additional information.

      1.6  Any reporting  responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports,  tax
           returns,   or  other  documents  with  the  Securities  and  Exchange
           Commission (the "Commission"),  any state securities commission,  and any federal,  state or local tax  authorities  or any other  relevant regulatory  authority,  is and shall remain the responsibility of the
           Acquired Fund.

 2.  VALUATION

      2.1  The  value  of the  Acquired  Fund's  assets  to be  acquired  by the
           Acquiring Fund hereunder  shall be the value of such assets  computed as of  immediately  after the close of business of the New York Stock
           Exchange and after the  declaration  of any  dividends on the Closing
           Date  (such  time and date being  hereinafter  called the  "Valuation
           Date"),  using the  valuation  procedures  set forth in the Company's
           Articles   of   Incorporation,   as   amended   (the   "Articles   of
           Incorporation"),  and the  then-current  prospectus  or  statement of additional  information  with  respect  to the  Acquiring  Fund,  and valuation procedures established by the Company's Board of Directors.

      2.2  The net asset value of an Acquiring Fund Share shall be the net asset value  per  share  computed  as of  immediately  after  the  close of business of the New York Stock Exchange and after the  declaration of any dividends on the Valuation Date,  using the valuation  procedures set  forth  in  the  Company's  Articles  of  Incorporation  and  the
           then-current  prospectus or statement of additional  information with respect to the Acquiring Fund, and valuation  procedures  established by the Company's Board of Directors.

      2.3  The  number of the  Acquiring  Fund  Shares  to be issued  (including fractional shares, if any) in exchange for the Acquired Fund's assets shall be  determined  by dividing  the value of the net assets of the
           Acquired Fund determined using the same valuation procedures referred to in  paragraph  2.1,  by the net asset value of an  Acquiring  Fund
           Share, determined in accordance with paragraph 2.2.

      2.4  All  computations  of  value  shall be made by the  Acquiring  Fund's designated record keeping agent.

 3.  CLOSING AND CLOSING DATE

      3.1  The Closing Date shall be August 27, 2002,  or such other date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place  simultaneously as of immediately after the close of business on the Closing Date unless  otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m.,  Eastern Time. The Closing shall be held at the offices of the  Company or at such other  time  and/or  place as the Board of
           Directors or officers of the Company may designate.

      3.2  The Company  shall  direct State  Street Bank and Trust  Company,  as custodian for the Acquired Fund (the "Custodian"), to deliver, at the
           Closing,  a certificate of an authorized officer stating that (i) the
           Acquired  Fund's  portfolio  securities,  cash,  and any other assets
           ("Assets")  shall have been delivered in proper form to the Acquiring
           Fund within two business  days prior to or on the Closing  Date,  and
           (ii) all  necessary  taxes in  connection  with the  delivery  of the
           Assets,  including all  applicable  federal and state stock  transfer stamps,  if any,  have been paid or  provision  for  payment has been made.  The Acquired  Fund's  portfolio  securities  represented  by a certificate  or other written  instrument  shall be  transferred  and delivered by the Acquired Fund as of the Closing Date for the account of the  Acquiring  Fund duly  endorsed in proper form for transfer in such condition as to constitute good delivery  thereof.  The Acquired
           Fund shall direct the Custodian to deliver  portfolio  securities and instruments  deposited  with a securities  depository,  as defined in
           Rule 17f-4 under the Investment  Company Act of 1940, as amended (the
           "1940 Act") as of the Closing Date by book entry in  accordance  with the customary  practices of such  depositories  and the custodian for
           Acquiring Fund.

      3.3  Security Management Company,  LLC, as transfer agent for the Acquired
           Fund (the "Transfer Agent"), shall deliver, on behalf of the Acquired
           Fund, at the Closing a certificate of an authorized  officer  stating that its records contain the names and addresses of the Acquired Fund
           Shareholders  and the number and percentage  ownership of outstanding shares  owned  by each  such  shareholder  immediately  prior  to the
           Closing.

      3.4  In the  event  that on the  Valuation  Date  (a) the New  York  Stock
           Exchange or another primary  trading market for portfolio  securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or  trading  thereupon  shall be  restricted,  or (b)  trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that,  in the  judgment of the Board of  Directors of the Company, accurate  appraisal  of the value of the net assets of the  Acquiring
           Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed  until the first  business  day after the day when  trading shall have been fully resumed and reporting shall have been restored.

 4.  REPRESENTATIONS AND WARRANTIES

      4.1  The Company, on behalf of the Acquired Fund,  represents and warrants to the Acquiring Fund as follows:

           (a)  The Acquired Fund is duly  organized as a series of the Company, which is a corporation duly organized and validly existing under the laws of the State of Kansas,  with power under the Company's
                Articles  of  Incorporation  to own  all of its  properties  and assets  and  to  carry  on  its  business  as  it is  now  being conducted;

           (b)  The Company is a registered  investment  company classified as a management  company of the open-end type,  and its  registration with the Commission as an investment company under the 1940 Act, and the  registration  of its shares under the Securities Act of
                1933, as amended ("1933 Act"), are in full force and effect;

           (c)  No consent,  approval,  authorization,  or order of any court or governmental  authority is required for the  consummation by the
                Acquired Fund of the transactions  contemplated  herein,  except such as have been  obtained  under the 1933 Act, the  Securities
                Exchange  Act of 1934,  as amended (the "1934 Act") and the 1940
                Act, and such as may be required by state securities laws;

           (d)  The current  prospectus and statement of additional  information of the  Acquired  Fund  and each  prospectus  and  statement  of additional  information  of the  Acquired  Fund used  during the three  years  previous  to the  date of this  Plan  conforms  or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission  thereunder and does not or did not at the time of its use include  any untrue  statement of a material  fact or omit to state any material  fact required to be  stated  therein  or  necessary  to  make  the  statements therein,  in light of the  circumstances  under  which they were made, not materially misleading;

           (e)  On the  Closing  Date,  the  Acquired  Fund  will  have good and marketable title to the Acquired Fund's assets to be transferred to the Acquiring  Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign,  transfer and deliver such assets  hereunder free of any liens or other  encumbrances,  and upon delivery and payment for such assets,  the  Acquiring  Fund will acquire good and marketable  title  thereto,  subject to no restrictions  on  the  full  transfer  thereof,  including  such restrictions  as might arise  under the 1933 Act,  other than as disclosed to the Acquiring Fund;

           (f)  The Acquired Fund is not engaged  currently,  and the execution, delivery and performance of this Plan will not result,  in (i) a material violation of the Company's Articles of Incorporation or
                By-Laws or of any agreement,  indenture,  instrument,  contract, lease or other undertaking to which the Acquired Fund is a party or by  which  it is  bound,  or  (ii)  the  acceleration  of any
                obligation,   or  the  imposition  of  any  penalty,  under  any
                agreement, indenture,  instrument,  contract, lease, judgment or decree to which the  Acquired  Fund is a party or by which it is bound;

           (g)  The Acquired Fund has no material contracts or other commitments
                (other than this Plan) that will be terminated with liability to it prior to the Closing Date;

           (h)  Except as otherwise  disclosed in writing to and accepted by the
                Acquiring  Fund, no litigation or  administrative  proceeding or investigation  of or before  any court or  governmental  body is presently pending or, to its knowledge,  threatened  against the
                Acquired  Fund  or any of its  properties  or  assets  that,  if adversely determined,  would materially and adversely affect its financial condition or the conduct of its business. The Acquired
                Fund  knows of no facts  which  might  form  the  basis  for the institution of such proceedings and is not a party to or subject to the provisions of any order,  decree or judgment of any court or governmental  body which materially and adversely affects its business or its ability to consummate  the  transactions  herein contemplated;

           (i)  The financial  statements of the Acquired Fund as of and for the year ended December 31, 2001 have been audited by Ernst & Young,
                LLP, independent accountants.  Such statements are in accordance with  accounting  principles  generally  accepted  in the United
                States  ("GAAP")   consistently  applied,  and  such  statements
                (copies  of which have been  furnished  to the  Acquiring  Fund)
                present  fairly,  in  all  material   respects,   the  financial
                condition  of the  Acquired  Fund as of such date in  accordance with GAAP, and there are no known contingent  liabilities of the
                Acquired  Fund  required to be reflected on the balance sheet or in the notes thereto;

           (j)  Since December 31, 2001, there has not been any material adverse change  in the  Acquired  Fund's  financial  condition,  assets, liabilities  or business,  other than  changes  occurring in the ordinary  course of business,  or any incurrence by the Acquired
                Fund of  indebtedness  maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and  accepted by the  Acquiring  Fund.  For the purposes of this subparagraph  (j), a decline in net asset value per share of the
                Acquired  Fund due to declines in market values of securities in the Acquired  Fund's  portfolio,  the discharge of Acquired Fund liabilities,  or the  redemption  of  Acquired  Fund  shares  by shareholders  of  the  Acquired  Fund  shall  not  constitute  a material adverse change;

           (k)  On the  Closing  Date,  all  Federal  and other tax  returns and reports of the Acquired  Fund required by law to have been filed by such date  (including any  extensions)  shall have been filed and are or will be correct  in all  material  respects,  and all
                Federal  and other taxes shown as due or required to be shown as due on  said  returns  and  reports  shall  have  been  paid  or provision shall have been made for the payment  thereof,  and to the best of the  Acquired  Fund's  knowledge,  no such return is currently  under audit and no assessment  has been asserted with respect to such returns;

           (l)  For each taxable year of its  operation  (including  the taxable year ending on the Closing Date),  the Acquired Fund has met the requirements of Subchapter M of the Code for  qualification as a regulated  investment  company  and has elected to be treated as such,  has been eligible to and has computed its Federal  income tax under Section 852 of the Code, and will have distributed all of its  investment  company  taxable income and net capital gain
                (as  defined in the Code) that has  accrued  through the Closing
                Date,  and before the Closing Date will have declared  dividends sufficient to distribute all of its investment  company  taxable income and net capital gain for the period ending on the Closing
                Date;

           (m)  All issued and outstanding  shares of the Acquired Fund are, and on the  Closing  Date  will be,  duly  and  validly  issued  and outstanding,  fully paid and  non-assessable  by the Company and have been  offered and sold in every  state and the  District of
                Columbia in compliance in all material  respects with applicable registration  requirements of the 1933 Act and state  securities laws. All of the issued and  outstanding  shares of the Acquired
                Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer  Agent,  on behalf of the Acquired  Fund, as provided in paragraph  3.3. The
                Acquired Fund does not have outstanding any options, warrants or other rights to  subscribe  for or purchase any of the shares of the  Acquired  Fund,  nor  is  there  outstanding  any  security convertible into any of the Acquired Fund shares;

           (n)  The  adoption and  performance  of this Plan will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Directors of the Company,  and,  subject to the approval of the  shareholders  of the Acquired Fund, this
                Plan will  constitute  a valid  and  binding  obligation  of the
                Acquired  Fund,   enforceable  in  accordance  with  its  terms,
                subject,   as  to   enforcement,   to  bankruptcy,   insolvency,
                reorganization,   moratorium  and  other  laws  relating  to  or
                affecting creditors' rights and to general equity principles;

           (o)  The  information to be furnished by the Acquired Fund for use in registration  statements,  proxy  materials and other  documents filed or to be filed with any federal, state or local regulatory authority  (including  the National  Association  of  Securities
                Dealers,  Inc.),  which may be necessary in connection  with the transactions contemplated hereby, shall be accurate and complete in all  material  respects  and  shall  comply  in all  material respects with Federal  securities and other laws and regulations thereunder applicable thereto.

      4.2  The Company, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

           (a)  The Acquiring Fund is duly organized as a series of the Company, which is a corporation duly organized and validly existing under the laws of the State of Kansas,  with power under the Company's
                Articles  of  Incorporation  to own  all of its  properties  and assets  and  to  carry  on  its  business  as  it is  now  being conducted;

           (b)  The Company is a registered  investment  company classified as a management  company of the open-end type,  and its  registration with the Commission as an investment  company under the 1940 Act and the registration of its shares under the 1933 Act, including the shares of the Acquiring Fund, are in full force and effect;

           (c)  No consent,  approval,  authorization,  or order of any court or governmental  authority is required for the  consummation by the
                Acquiring Fund of the transactions  contemplated herein,  except such as have been obtained  under the 1933 Act, the 1934 Act and the  1940 Act and such as may be  required  by state  securities laws;

           (d)  The current  prospectus and statement of additional  information of the  Acquiring  Fund and each  prospectus  and  statement  of additional  information  of the  Acquiring  Fund used during the three  years  previous  to the  date of this  Plan  conforms  or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission  thereunder and does not or did not at the time of its use include  any untrue  statement of a material  fact or omit to state any material  fact required to be  stated  therein  or  necessary  to  make  the  statements therein,  in light of the  circumstances  under  which they were made, not materially misleading;

           (e)  On the  Closing  Date,  the  Acquiring  Fund  will have good and marketable  title to the Acquiring  Fund's  assets,  free of any liens of other encumbrances,  except those liens or encumbrances as to which the Acquired Fund has received  notice and necessary documentation at or prior to the Closing;

           (f)  The Acquiring Fund is not engaged currently,  and the execution, delivery and performance of this Plan will not result,  in (i) a material violation of the Company's Articles of Incorporation or
                By-Laws or of any agreement,  indenture,  instrument,  contract, lease or other  undertaking  to which  the  Acquiring  Fund is a party or by which it is bound,  or (ii) the  acceleration of any
                obligation,   or  the  imposition  of  any  penalty,  under  any
                agreement, indenture,  instrument,  contract, lease, judgment or decree to which the Acquiring  Fund is a party or by which it is bound;

           (g)  Except as otherwise  disclosed in writing to and accepted by the
                Acquired  Fund, no litigation  or  administrative  proceeding or investigation  of or before  any court or  governmental  body is presently pending or, to its knowledge,  threatened  against the
                Acquiring  Fund or any of its  properties  or  assets  that,  if adversely determined,  would materially and adversely affect its
                financial  condition  or  the  conduct  of  its  business.   The
                Acquiring  Fund knows of no facts which might form the basis for the  institution  of such  proceedings  and is not a party to or subject to the  provisions  of any order,  decree or judgment of any court or  governmental  body which  materially and adversely
                affects  its   business  or  its  ability  to   consummate   the
                transactions herein contemplated;

           (h)  The financial statements of the Acquiring Fund as of and for the year ended  December 31, 2001 have been audited by Ernst & Young
                LLP, independent accountants.  Such statements are in accordance with GAAP consistently  applied,  and such statements (copies of which have been furnished to the Acquired Fund) present  fairly, in  all  material  respects,  the  financial  condition  of  the
                Acquiring  Fund as of such date in  accordance  with  GAAP,  and there are no known contingent  liabilities of the Acquiring Fund required to be  reflected  on the balance  sheet or in the notes thereto;

           (i)  Since December 31, 2001, there has not been any material adverse change in the  Acquiring  Fund's  financial  condition,  assets, liabilities  or business,  other than  changes  occurring in the ordinary course of business,  or any incurrence by the Acquiring
                Fund of  indebtedness  maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and  accepted  by  the  Acquired  Fund.  For  purposes  of  this subparagraph  (i), a decline in net asset value per share of the
                Acquiring Fund due to declines in market values of securities in the Acquiring Fund's portfolio,  the discharge of Acquiring Fund liabilities,  or the  redemption  of  Acquiring  Fund  Shares by shareholders  of the  Acquiring  Fund,  shall not  constitute  a material adverse change;

           (j)  On the  Closing  Date,  all  Federal  and other tax  returns and reports of the Acquiring Fund required by law to have been filed by such date  (including any  extensions)  shall have been filed and are or will be correct  in all  material  respects,  and all
                Federal  and other taxes shown as due or required to be shown as due on  said  returns  and  reports  shall  have  been  paid  or provision shall have been made for the payment  thereof,  and to the best of the  Acquiring  Fund's  knowledge  no such return is currently  under audit and no assessment  has been asserted with respect to such returns;

           (k)  For each taxable year of its  operation,  the Acquiring Fund has
                met  the   requirements   of   Subchapter  M  of  the  Code  for
                qualification as a regulated  investment company and has elected to be treated as such, has been eligible to and has computed its
                Federal   income  tax  under  Section  852  of  the  Code,   has
                distributed all of its investment company taxable income and net capital  gain (as defined in the Code) for periods  ending prior to the  Closing  Date,  and  will  do so for  the  taxable  year including the Closing Date;

           (l)  All issued and outstanding Acquiring Fund Shares are, and on the
                Closing Date will be, duly and validly  issued and  outstanding, fully  paid and  non-assessable  by the  Company  and have  been offered and sold in every state and the  District of Columbia in compliance in all material respects with applicable registration requirements  of the 1933 Act and  state  securities  laws.  The
                Acquiring Fund does not have  outstanding any options,  warrants or other rights to subscribe for or purchase any Acquiring  Fund
                Shares,  nor is there outstanding any security  convertible into any Acquiring Fund Shares;

           (m)  The adoption and  performance  of this Plan will have been fully authorized prior to the Closing Date by all necessary action, if any,  on the part of the  Directors  of the Company on behalf of the  Acquiring  Fund and this Plan will  constitute  a valid and
                binding  obligation  of  the  Acquiring  Fund,   enforceable  in
                accordance  with  its  terms,  subject,  as to  enforcement,  to bankruptcy,  insolvency,  reorganization,  moratorium  and other laws relating to or affecting  creditors'  rights and to general equity principles;

           (n)  The  Acquiring  Fund  Shares to be issued and  delivered  to the
                Acquired   Fund,   for  the   account  of  the   Acquired   Fund
                Shareholders,  pursuant  to the terms of this Plan,  will on the
                Closing Date have been duly  authorized  and, when so issued and delivered,  will be  duly  and  validly  issued  Acquiring  Fund
                Shares,  and  will  be  fully  paid  and  non-assessable  by the
                Company;

           (o)  The information to be furnished by the Acquiring Fund for use in the registration statements, proxy materials and other documents that  may be  necessary  in  connection  with  the  transactions contemplated  hereby  shall  be  accurate  and  complete  in all material respects and shall comply in all material respects with
                Federal  securities  and other laws and  regulations  applicable thereto; and

           (p)  That insofar as it relates to Company or the Acquiring Fund, the
                Registration  Statement  relating to the  Acquiring  Fund Shares issuable hereunder, and the proxy materials of the Acquired Fund to be included in the Registration Statement,  and any amendment or supplement to the foregoing, will, from the effective date of the  Registration  Statement  through the date of the meeting of shareholders of the Acquired Fund  contemplated  therein (i) not contain any untrue statement of a material fact or omit to state a material  fact  required to be stated  therein or necessary to make the statements therein, in light of the circumstances under which such  statements  were  made,  not  materially  misleading provided,  however,  that the  representations and warranties in this  subparagraph  (p)  shall  not  apply to  statements  in or omissions from the Registration  Statement made in reliance upon and in  conformity  with  information  that was furnished by the
                Acquired  Fund for use therein,  and (ii) comply in all material respects  with the  provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

 5.  COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

      5.1  The  Acquiring  Fund and the  Acquired  Fund  each will  operate  its business  in the  ordinary  course  between  the date  hereof and the
           Closing  Date,  it being  understood  that  such  ordinary  course of business  will  include  the  declaration  and  payment of  customary dividends and  distributions,  and any other distribution that may be advisable.

      5.2  To the extent  required by  applicable  law,  the Company will call a meeting of the  shareholders of the Acquired Fund to consider and act upon  this  Plan and to take all  other  action  necessary  to obtain approval of the transactions contemplated herein.

      5.3  The Acquired  Fund  covenants  that the  Acquiring  Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this
           Plan.

      5.4  The Acquired  Fund will assist the Acquiring  Fund in obtaining  such information as the Acquiring Fund reasonably  requests concerning the beneficial ownership of the Acquired Fund shares.

      5.5  Subject to the  provisions of this Plan,  the Acquiring  Fund and the
           Acquired Fund will each take, or cause to be taken,  all action,  and do or cause to be done, all things  reasonably  necessary,  proper or
           advisable  to  consummate   and  make   effective  the   transactions
           contemplated by this Plan.

      5.6  As soon as is reasonably  practicable after the Closing, the Acquired
           Fund  will  make  a  liquidating  distribution  to  its  shareholders consisting of the Acquiring Fund Shares received at the Closing.

      5.7  The  Acquiring  Fund  and  the  Acquired  Fund  shall  each  use  its reasonable  best efforts to fulfill or obtain the  fulfillment of the conditions precedent to effect the transactions  contemplated by this
           Plan as promptly as practicable.

      5.8  The Acquired Fund covenants  that it will,  from time to time, as and when reasonably  requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such  assignments and other instruments,  and will take or cause to be taken such further  action as the Acquiring Fund may  reasonably  deem necessary or desirable in order  to vest in and  confirm  the  Acquiring  Fund's  title  to and possession  of all the assets and  otherwise  to carry out the intent and purpose of this Plan.

      5.9  The  Acquiring  Fund will use all  reasonable  efforts  to obtain the approvals and  authorizations  required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

 6.  CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

     The  obligations  of the  Acquired  Fund  to  consummate  the  transactions provided for herein shall be subject,  at the Acquired Fund's election,  to the  performance  by the  Acquiring  Fund  of  all  the  obligations  to be performed by it hereunder on or before the Closing  Date,  and, in addition thereto, the following further conditions:

      6.1  All  representations  and  warranties of the  Acquiring  Fund and the
           Company  contained  in this  Plan  shall be true and  correct  in all material  respects as of the date  hereof and,  except as they may be affected by the  transactions  contemplated  by this Plan,  as of the
           Closing Date,  with the same force and effect as if made on and as of the Closing Date;

      6.2  The Company and the  Acquiring  Fund shall have  performed all of the covenants  and complied with all of the  provisions  required by this
           Plan  to be  performed  or  complied  with  by the  Company  and  the
           Acquiring Fund on or before the Closing Date; and

      6.3  The  Acquired  Fund and the  Acquiring  Fund shall have agreed on the number of full and  fractional  Acquiring Fund Shares to be issued in connection  with  the  Reorganization  after  such  number  has  been calculated in accordance with paragraph 1.1.

 7.  CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

     The obligations of the Acquiring Fund to complete the transactions provided for herein  shall be subject,  at the  Acquiring  Fund's  election,  to the performance by the Acquired Fund of all of the  obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

      7.1  All  representations  and  warranties of the Company and the Acquired
           Fund contained in this Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the  transactions  contemplated by this Plan, as of the Closing Date, with the same  force and  effect as if made on and as of the  Closing
           Date;

      7.2  The Company and the  Acquired  Fund shall have  performed  all of the covenants  and complied with all of the  provisions  required by this
           Plan to be performed or complied  with by the Company or the Acquired
           Fund on or before the Closing Date;

      7.3  The  Acquired  Fund and the  Acquiring  Fund shall have agreed on the number of full and  fractional  Acquiring Fund Shares to be issued in connection  with  the  Reorganization  after  such  number  has  been calculated in accordance with paragraph 1.1;

      7.4  The  Acquired  Fund shall have  declared and paid a  distribution  or distributions  prior to the Closing that,  together with all previous
           distributions,   shall  have  the  effect  of   distributing  to  its
           shareholders (i) all of its investment company taxable income and all of its net realized  capital  gains,  if any, for the period from the close of its  last  taxable  year to 4:00  p.m.  Eastern  Time on the
           Closing; and (ii) any undistributed investment company taxable income and net  realized  capital  gains  from any  period to the extent not otherwise already distributed.

 8.  FURTHER  CONDITIONS  PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE
     ACQUIRED FUND

     If any of the  conditions  set forth  below do not  exist on or before  the
     Closing Date with respect to the Acquired Fund or the Acquiring  Fund,  the other  party  to  this  Plan  shall,  at its  option,  not be  required  to consummate the transactions contemplated by this Plan:

      8.1  The Plan and the  transactions  contemplated  herein  shall have been approved  by the  requisite  vote,  if  any,  of the  holders  of the outstanding  shares  of the  Acquired  Fund in  accordance  with  the provisions  of the  Company's  Articles  of  Incorporation,  By-Laws,
           applicable  Kansas law and the 1940 Act, and certified  copies of the resolutions evidencing such approval shall have been delivered to the
           Acquiring  Fund.  Notwithstanding  anything  herein to the  contrary, neither  the  Acquiring  Fund nor the  Acquired  Fund may  waive  the conditions set forth in this paragraph 8.1;

      8.2  On the Closing Date,  no action,  suit or other  proceeding  shall be pending  or,  to  its  knowledge,  threatened  before  any  court  or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection  with,  this Plan or the transactions contemplated herein;

      8.3  All  consents  of other  parties and all other  consents,  orders and permits of Federal,  state and local  regulatory  authorities  deemed necessary  by the  Acquiring  Fund or the  Acquired  Fund  to  permit
           consummation,   in  all  material   respects,   of  the  transactions
           contemplated hereby shall have been obtained, except where failure to obtain any such consent,  order or permit would not involve a risk of a  material  adverse  effect  on  the  assets  or  properties  of the
           Acquiring  Fund or the  Acquired  Fund,  provided  that either  party hereto may for itself waive any of such conditions;

      8.4  The Registration Statement shall have become effective under the 1933
           Act and no stop orders  suspending  the  effectiveness  thereof shall have been issued and, to the best knowledge of the parties hereto, no
           investigation   or  proceeding  for  that  purpose  shall  have  been
           instituted or be pending,  threatened or contemplated  under the 1933
           Act; and

      8.5  Dechert   shall   deliver  an  opinion   addressed   to  the  Company
           substantially   to  the  effect  that,   based  upon  certain  facts,
           assumptions,  and  representations,  the transaction  contemplated by this Plan shall  constitute  a tax-free  reorganization  for  Federal income tax purposes,  unless, based on the circumstances  existing at the time of the  Closing,  Dechert  determines  that the  transaction contemplated  by this Plan does not qualify as such.  The delivery of
           such   opinion   is   conditioned   upon   receipt   by   Dechert  of
           representations  it shall  request  of the  Company.  Notwithstanding anything  herein  to the  contrary,  the  Company  may not  waive the condition set forth in this paragraph 8.5.

 9.  BROKERAGE FEES AND EXPENSES

      9.1  The Acquiring  Fund  represents  and warrants to the other that there are no  brokers or  finders  entitled  to  receive  any  payments  in connection with the transactions provided for herein.

      9.2  The expenses relating to the proposed  Reorganization will be paid by the  Acquired  Fund and the  Acquiring  Fund pro rata  based upon the relative  net assets of the Funds as of the close of  business on the record date for  determining  the  shareholders  of the Acquired Fund
           entitled   to  vote  on  the   Reorganization.   The   costs  of  the
           Reorganization shall include, but not be limited to, costs associated with  obtaining any necessary  order of exemption  from the 1940 Act, preparation of the Registration Statement,  printing and distributing the  Acquiring  Fund's  prospectus  and  the  Acquired  Fund's  proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the  shareholders'  meeting.  Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly  incurring  such  expenses  if and to the  extent  that  the payment  by the  other  party of such  expenses  would  result in the disqualification  of such party as a "regulated  investment  company"
           within the meaning of Section 851 of the Code.

10.  ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     The representations,  warranties and covenants contained in this Plan or in any document  delivered  pursuant  hereto or in connection  herewith  shall survive the consummation of the transactions  contemplated  hereunder.  The covenants to be performed after the Closing shall survive the Closing.

11.  TERMINATION

     This Plan and the  transactions  contemplated  hereby may be terminated and abandoned by resolution of the Board of Directors, at any time prior to the
     Closing Date, if  circumstances  should develop that, in the opinion of the
     Board, make proceeding with the Plan inadvisable.

12.  AMENDMENTS

     This Plan may be amended, modified or supplemented in such manner as may be set forth in writing by the authorized  officers of the Company;  provided, however,  that  following  any  meeting of the  shareholders  called by the
     Acquired Fund pursuant to paragraph 5.2 of this Plan, no such amendment may have the effect of changing the  provisions for  determining  the number of the Acquiring  Fund Shares to be issued to the Acquired  Fund  Shareholders under this Plan to the detriment of such shareholders without their further approval.

13.  HEADINGS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

     13.1  The Article and  paragraph  headings  contained  in this Plan are for reference  purposes  only and shall not affect in any way the meaning or interpretation of this Plan.

     13.2  This Plan shall be governed by and construed in  accordance  with the laws of the  State of Kansas  without  regard  to its  principles  of conflicts of laws.

     13.3  This Plan shall bind and inure to the benefit of the  parties  hereto and their  respective  successors  and assigns,  but no assignment or transfer  hereof or of any rights or obligations  hereunder  shall be made by any party  without  the written  consent of the other  party.
           Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person,  firm or  corporation,  other than the parties hereto and their respective  successors and assigns,  any rights or remedies under or by reason of this Plan.

     13.4  It is expressly agreed that the obligations of the parties  hereunder shall  not  be  binding  upon  any of  the  Directors,  shareholders, nominees,  officers,  agents, or employees of the Company personally, but  shall  bind only  property  of such  party.  The  execution  and delivery  by such  officers  shall not be deemed to have been made by any of them  individually  or to impose any  liability on any of them personally, but shall bind only the property of each party.

IN WITNESS  WHEREOF,  the Board of Directors of the Company has caused this Plan to be approved on behalf of the Acquiring Fund and the Acquired Fund.

                                            SBL FUND

                                            By:   ______________________________
                                            Name:
                                            Title:

www.securitybenefit.com
[SBG LOGO]
One Security Benefit Place, Topeka, Kansas 66636-0001

            Notice of Special Meeting of Stockholders of
        Series K (Global Strategic Income Fund) of SBL Fund
                     To Be Held August 20, 2002
       One Security Benefit Place, Topeka, Kansas, 66636-0001
                      Telephone 1-800-888-2461

The undersigned hereby appoints John D. Cleland, Donald A. Chubb, Jr., and James
R. Schmank, and each of them, with full power of substitution, as proxies of the undersigned to vote at the above-stated meeting, all shares of

                    GLOBAL STRATEGIC INCOME FUND OF SBL FUND

held by the undersigned at the Special Meeting of Stockholders of the Fund to be
held at 9:30 AM,  local time,  on August 20,  2002,  at Security  Benefit  Group
Building,  One Security Benefit Place, Topeka, Kansas 66636-0001,  in the manner directed  below with respect to the matters  referred to in the proxy  statement for the meeting,  receipt of which is hereby  acknowledged,  and in the proxies'
discretion, upon such other matters as may properly come before the meeting.

In order to avoid the additional  expense of further  solicitation to your Fund, we  strongly  urge you to review,  complete,  and return  your ballot as soon as possible. Your vote is important regardless of the number of shares you own. The
Board of Directors  recommends a vote for the following  proposal.  THESE VOTING
INSTRUCTIONS WILL BE VOTED AS SPECIFIED AND IN THE ABSENCE OF SPECIFICATION WILL
BE TREATED AS GRANTING AUTHORITY TO VOTE "FOR" THE PROPOSAL.

TO VOTE BY TELEPHONE

1)  Read the Proxy Statement and have the proxy card below at hand.
2)  Call 1-800-690-0903
3)  Enter the 12-digit control number set forth on the proxy card and follow the simple instructions.

TO VOTE BY INTERNET

1)  Read the Proxy Statement and have the proxy card below at hand.
2)  Go to Website www.proxyvote.com
3)  Enter the 12-digit control number set forth on the proxy card and follow the simple instructions.

TO VOTE BY MAIL

1)  Read the Proxy Statement.
2)  Check the appropriate boxes on the proxy card below.
3)  Sign and date the proxy card.
4)  Return the proxy card in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN
BLUE OR BLACK INK AS FOLLOWS:                 KEEP THIS PORTION FOR YOUR RECORDS
--------------------------------------------------------------------------------
                                             DETACH AND RETURN THIS PORTION ONLY

              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.
________________________________________________________________________________
SBL FUND, SERIES K (GLOBAL STRATEGIC INCOME FUND)

Important:  Stockholders  who do not expect to be in person at the  meeting  are requested to mark, date, sign and return the enclosed proxy card(s) to the Fund, or otherwise vote their shares, as early as possible.

VOTE ON PROPOSAL                                           FOR  AGAINST  ABSTAIN

1.  To approve a Plan of  Reorganization  providing  for   [_]    [_]      [_]
    the acquisition of all of the assets and liabilities
    of the Global Strategic Income Fund by the SBL Fund,
    Series P (the "High Yield Fund")  solely in exchange
    for shares of the High Yield  Fund,  followed by the
    complete  liquidation of the Global Strategic Income
    Fund.

    To transact such other business as may properly come
before the Meeting.

    THERE IS  ENCLOSED  A PROXY  FORM  SOLICITED  BY THE
BOARD OF DIRECTORS  OF SBL FUND.  Any form of proxy that
is executed and  returned,  nevertheless  may be revoked
prior to its use. All such proxies properly executed and
received in time will be voted at the Meeting.

                   By order of the Board of Directors of
                   SBL Fund,
Topeka, Kansas     AMY J. LEE
July 20, 2002      Secretary

NOTE:  Please sign  exactly as the name  appears on this
card. EACH joint owner must sign the proxy. When signing
as  executor,   administrator,   attorney,   trustee  or
guardian,  or as custodian for a minor,  please give the
FULL title of such.  If a  corporation,  please give the
FULL corporate name and indicate the signer's office. If
a partner, please sign in the partnership name.

--------------------------------------    --------------------------------------
Signature                    Date         Signature (Joint Owners)     Date
(PLEASE SIGN WITHIN BOX)

                                     PART B
                                    SBL FUND

--------------------------------------------------------------------------------
                       Statement of Additional Information

                                  July 6, 2002

--------------------------------------------------------------------------------

Acquisition of the Assets and                   By and in Exchange for Shares of
Liabilities of SBL Fund, Series K               SBL Fund, Series P
(the "Global Strategic Income Fund")            (the "High Yield Fund")
One Security Benefit Place                      One Security Benefit Place
Topeka, Kansas 66636-0001                       Topeka, Kansas 66636-0001

This  Statement of Additional  Information is available to the  Shareholders  of
Global Strategic Income Fund in connection with a proposed  transaction  whereby all of the  assets  and  liabilities  of Global  Strategic  Income  Fund will be transferred to High Yield Fund in exchange for shares of High Yield Fund.

This Statement of Additional Information of the High Yield Fund consists of this cover page and the following  documents,  each of which was filed electronically with the Securities and Exchange  Commission  and is  incorporated  by reference herein:

1.  The Statement of Additional Information for SBL Fund dated May 1, 2002.

2.  The Financial Statements of Global Strategic Income Fund and High Yield Fund
    as included in the SBL Fund's Annual Report filed on Form N-30D for the year ended December 31, 2001, Registration No. 2-59353 (filed March 7, 2002).

This Statement of Additional Information is not a prospectus. A Prospectus/Proxy
Statement  dated  July 6, 2002  relating  to the  reorganization  of the  Global
Strategic  Income Fund may be obtained,  without charge,  by writing to Security
Management at One Security Benefit Place,  Topeka,  Kansas 66636-0001 or calling
(800)  888-2461.  This  Statement of  Additional  Information  should be read in conjunction with the Prospectus/Proxy Statement.

The following  tables set forth the unaudited pro forma statements of assets and liabilities and unaudited pro forma  statements of operations of the Funds as of and for the year ended  December  31, 2001 and as adjusted to give effect to the reorganization.

                 PRO FORMA STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2001
                                   (UNAUDITED)

                                                GLOBAL                          COMBINED
                               HIGH YIELD      STRATEGIC       PRO FORMA       HIGH YIELD
                                  FUND        INCOME FUND     ADJUSTMENTS         FUND
                              ------------------------------------------------------------
ASSETS
Investments, at value(1)...   $27,722,676    $14,927,240    $       ---       $42,649,916
Repurchase agreements,
  at value(1)..............       891,000        432,000            ---         1,323,000
Cash ......................           310         20,236            ---            20,546
Cash denominated in a
  foreign currency,
  at value(2)..............           ---          3,895            ---             3,895
Unrealized appreciation
  on forward foreign
  exchange contracts.......           ---         49,369            ---            49,369
Receivables:
  Fund shares sold.........       102,817         17,549            ---           120,366
  Securities sold..........           ---         71,817            ---            71,817
  Interest.................       710,447        338,012            ---         1,048,459
  Dividends................         1,336            ---            ---             1,336
  Foreign taxes recoverable           ---          1,737            ---             1,737
Prepaid expenses...........           323            146            ---               469
                              ------------------------------------------------------------
    Total assets...........    29,428,909     15,862,001            ---        45,290,910
                              ------------------------------------------------------------

LIABILITIES
  Unrealized depreciation
    on forward foreign
    exchange contracts.....           ---         18,183            ---            18,183
  Payable for:
    Securities purchased...           ---         84,699            ---            84,699
    Fund shares redeemed...        16,339         38,457      3,352,087 (A)     3,406,883
    Written options,
      at value.............           ---            515            ---               515
    Management fees........        19,186         10,009            ---            29,195
    Custodian fees.........           708          1,470            ---             2,178
    Transfer and
      administration fees..         1,460          6,027            ---             7,487
    Professional fees......         5,500          6,500            ---            12,000
    Other..................         1,790            788            ---             2,578
                              ------------------------------------------------------------
      Total liabilities....        44,983        166,648      3,352,087         3,563,718
                              ------------------------------------------------------------
NET ASSETS.................   $29,383,926    $15,695,353    $(3,352,087)      $41,727,192
                              ============================================================

NET ASSETS CONSIST OF:
Paid in capital............   $34,295,149    $16,436,483    $(3,352,087)(A)   $47,379,545
Accumulated undistributed
  net investment income
  (loss)...................       166,344        881,700            ---         1,048,044
Accumulated undistributed
  net realized gain (loss)
  on sale of investments,
  futures, options written
  and foreign currency
  transactions.............    (1,516,969)    (1,015,536)           ---        (2,532,505)
Net unrealized appreciation
  (depreciation) in value
  of investments, futures,
  options written and
  translation of assets
  and liabilities in
  foreign currency.........    (3,560,598)      (607,294)           ---        (4,167,892)
                              ============================================================
    Total net assets.......   $29,383,926    $15,695,353    $(3,352,087)      $41,727,192
                              ============================================================

Capital shares authorized..    Indefinite     Indefinite     Indefinite        Indefinite
Capital shares outstanding.     2,160,743      1,602,816       (695,501)(B)     3,068,058

Net asset value per share..        $13.60          $9.79            ---            $13.60
                              ============================================================

(1) Investments, including
    repurchase agreements
    at cost................   $32,174,274    $15,997,068            ---       $48,171,342
(2) Cash denominated in
    foreign currency,
    at cost................           ---          3,965            ---             3,965

(A)  Reflects liquidation of seed money investment in High Yield Fund.

(B)  Reflects  new  shares  issued,  net of retired  shares of Global  Strategic
     Income Fund and liquidation of seed money investment of High Yield Fund.

                       PRO FORMA STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2001
                                   (UNAUDITED)

                                                 GLOBAL                         COMBINED
                                 HIGH YIELD     STRATEGIC      PRO FORMA       HIGH YIELD
                                    FUND       INCOME FUND   ADJUSTMENTS(A)       FUND
                                ----------------------------------------------------------
INVESTMENT INCOME:
  Dividends .................   $    15,609    $      ---      $     ---      $    15,609
  Interest ..................     2,768,859     1,176,282            ---        3,945,141
                                ----------------------------------------------------------
                                  2,784,468     1,176,282            ---        3,960,750
  Less:  Foreign tax expense.           ---        (1,730)           ---           (1,730)
                                ----------------------------------------------------------
    Total investment income..     2,784,468     1,174,552            ---        3,959,020

EXPENSES:
  Management fees............       217,770       100,686        (25,991)         292,465
  Custodian fees.............         4,911        24,068        (18,979)          10,000
  Transfer/maintenance fees..         3,405         5,025         (2,930)           5,500
  Administration fees........        13,066        66,041        (63,119)          15,988
  Directors' fees............           759           352            ---            1,111
  Professional fees..........         6,892         7,466         (6,358)           8,000
  Reports to shareholders....         1,948           936            ---            2,884
  Registration fees..........            14           ---            ---               14
  Other expenses.............           670           355            ---            1,025
                                ----------------------------------------------------------
    Total expenses...........       249,435       204,929       (117,377)         336,987
    Less:  Earnings credits
           applied...........           ---        (1,431)           ---           (1,431)
                                ----------------------------------------------------------
  Net expenses...............       249,435       203,498       (117,377)         335,556
                                ----------------------------------------------------------
  Net investment income......     2,535,033       971,054        117,377        3,623,464

NET REALIZED AND UNREALIZED
  GAIN (LOSS):
Net realized gain (loss)
  during the period on:
  Investments................    (1,050,744)     (320,466)           ---       (1,371,210)
  Futures ...................           ---        12,173            ---           12,173
  Foreign currency
    transactions.............           ---        36,944            ---           36,944
                                ----------------------------------------------------------
    Net realized loss........    (1,050,744)     (271,349)           ---       (1,322,093)

Net change in unrealized
  appreciation (depreciation)
  during the period on:
  Investments................      (421,977)      (77,044)           ---         (499,021)
  Futures  ..................           ---         4,980            ---            4,980
  Translation of assets
    and liabilities in
    foreign currencies.......           ---       112,373            ---          112,373
                                ----------------------------------------------------------
  Net unrealized appreciation
    (depreciation)...........      (421,977)       41,103            ---         (380,874)
                                ----------------------------------------------------------
    Net loss.................    (1,472,721)     (230,246)           ---       (1,702,967)
                                ----------------------------------------------------------
      Net increase in net
        assets resulting
        from operations......   $ 1,062,312    $  740,808      $ 117,377      $ 1,920,497
                                ==========================================================

(a)  Reflects reduction of expenses due to lower  administration  fee, economies of scale and  elimination  of duplicate  expenses.  Amounts also  represent reduced  fees due to  liquidation  of seed money  investment  in High Yield
     Fund.

                     NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                   (UNAUDITED)

NOTE 1: BASIS OF  COMBINATION  -- On May 3, 2002, the Board of SBL Fund approved an  Agreement  and Plan of  Reorganization  (the  "Plan")  whereby,  subject  to approval by the  shareholders of SBL Fund,  Series K ("Global  Strategic  Income
Fund"),  SBL Fund,  Series P ("High  Yield Fund") will acquire all the assets of the Global  Strategic  Income Fund subject to the  liabilities  of such Fund, in exchange  for a number of shares  equal to the pro rata net  assets of shares of the High Yield Fund (the "Merger").

The Merger will be accounted for as a tax-free  merger of investment  companies.
The pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at December
31, 2001.  The unaudited  pro forma  portfolio of  investments  and statement of assets and liabilities  reflect the financial  position of the Global  Strategic
Income Fund and the High Yield Fund at December  31,  2001.  The  unaudited  pro forma  statement of operations  reflects the results of operations of the Global
Strategic  Income Fund and the High Yield Fund for the year ended  December  31,
2001.  These  statements have been derived from the Funds'  respective books and records  utilized in  calculating  daily net asset value at the dates  indicated
above for Global  Strategic  Income  Fund and High  Yield  Fund under  generally accepted  accounting  principles.  The historical cost of investment  securities will be carried  forward to the  surviving  entity and results of  operations of
High Yield Fund for pre-combination periods will not be restated.

The pro forma  portfolio of investments and statements of assets and liabilities and  operations  should be read in  conjunction  with the  historical  financial statements  of  the  Funds  incorporated  by  reference  in  the  Statements  of
Additional Information.

NOTE 2: SECURITY  VALUATION -- Valuations  of Global  Strategic  Income Fund and
High Yield Funds'  securities are supplied by pricing  services  approved by the
Board of  Directors.  Securities  listed  or  traded  on a  national  securities exchange are valued on the basis of the last sales price.  If there are no sales on a  particular  day,  then the  securities  are  valued at the last bid price.
Securities for which market quotations are not readily available are valued by a pricing service  considering  securities with similar yields,  quality,  type of issue, coupon, duration and rating. If there is no bid price or if the bid price is  deemed  to be  unsatisfactory  by the Board of  Directors  or by the  Funds'
investment manager,  then the securities are valued in good faith by such method as the Board of Directors  determines  will  reflect the fair value.  The Funds'
officers,  under the general  supervision  of the Board of Directors,  regularly review procedures used by, and valuations provided by, the pricing service.

NOTE 3: FORWARD FOREIGN CURRENCY  EXCHANGE  CONTRACTS--The  Funds may enter into forward foreign exchange contracts in connection with foreign currency risk from purchase or sale of securities  denominated in foreign  currency.  The Funds may also  enter  into such  contracts  to manage  the  effect of  changes in foreign currency  exchange rates on portfolio  positions.  These contracts are marked to market daily, by recognizing the difference  between the contract  exchange rate and the current  market rate as unrealized  gains or losses.  Realized  gains or losses are  recognized  when  contracts  are  settled and are  reflected  in the
Statement of Operations.  These  contracts  involve market risk in excess of the amount  reflected  in the  Statement  of  Assets  and  Liabilities.  The face or contract  amount in U.S.  dollars  reflects the total exposure the Funds have in that particular currency contract.  Losses may arise due to changes in the value of the  foreign  currency  or if the  counterparty  does not  perform  under the contract.

NOTE 4:  FUTURES--The  Funds may utilize futures  contracts to a limited extent, with the  objectives  of  maintaining  full  exposure  to the  underlying  stock markets, enhancing returns, maintaining liquidity,  minimizing transaction costs and  hedging  possible  variations  in  foreign  exchange  rates.  The Funds may purchase or sell financial and foreign currency futures contracts to immediately position  incoming  cash in the  market,  thereby  simulating  a fully  invested position in the underlying index while maintaining a cash balance for liquidity.
Returns  may  be  enhanced  by  purchasing  futures  contracts  instead  of  the underlying  securities when futures are believed to be priced more  attractively than the underlying  securities.  The primary risks  associated  with the use of futures contracts are imperfect  correlation between changes in market values of stocks  contained  in the indices and the prices of futures  contracts,  and the possibility of an illiquid market.  Futures  contracts are valued based on their quoted daily settlement prices. Upon entering into a futures contract, the Funds are  required to deposit  cash or liquid  securities,  representing  the initial margin, equal to a certain percentage of the contract value.  Subsequent changes in the value of the contract,  or variation  margin,  are recorded as unrealized gains or losses.  The variation  margin is paid or received in cash daily by the
Funds. The Funds realize a gain or loss when the contract is closed or expires.

NOTE 5: OPTIONS  WRITTEN--The  Funds may purchase put and call options and write such  options on a covered  basis on  securities  that are traded on  recognized securities  exchanges  and  over-the-counter  markets.  Call and put  options on securities give the holder the right to purchase or sell,  respectively (and the writer the  obligation  to sell or purchase),  a security at a specified  price, until a certain date. The primary risks  associated  with the use of options are an imperfect  correlation  between the change in market value of the  securities held by the Funds and the price of the option,  the  possibility  of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

The premium  received for a written option is recorded as an asset with an equal liability  which  is  marked  to  market  based  on the  option's  quoted  daily settlement price.  Fluctuations in the value of such instruments are recorded as unrealized appreciation  (depreciation) until terminated, at which time realized gains and losses are recognized.

NOTE 6:  CAPITAL  SHARES  -- The pro forma  net  asset  value per share  assumes additional  shares  of  common  stock  issued in  connection  with the  proposed acquisition  of Global  Strategic  Income Fund by High Yield Fund as of December
31, 2001. The number of additional  shares issued was calculated by dividing the net asset value per share of Global Strategic Income Fund by the net asset value per share of High Yield Fund.

NOTE 7: PRO FORMA ADJUSTMENTS -- The accompanying pro forma financial statements reflect  changes in fund shares as if the merger had taken place on December 31,
2001.  Global Strategic  Income Fund expenses were adjusted  assuming High Yield
Funds' fee structure was in effect for the year ended December 31, 2001.

NOTE 8: COSTS OF  REORGANIZATION  -- The costs of the  Reorganization  for these
Funds are  estimated  at  approximately  $6,311 and are not  included in the pro forma statement of operations since these costs are not reoccurring. These costs represent the  estimated  expense of all Series  carrying out their  obligations under the Plan and consist of  management's  estimate of legal fees,  accounting fees, printing costs and mailing charges related to the proposed merger.

It is the policy of the Funds,  to comply with the  requirements of the Internal
Revenue  Code that are  applicable  to  regulated  investment  companies  and to distribute substantially all of their net investment income and any net realized gains to their  shareholders.  Therefore,  a federal  income  tax or excise  tax provision is not required.  In addition,  by  distributing  during each calendar year  substantially  all of its net investment  income and net realized  capital gains, each Fund intends not to be subject to any federal excise tax.

The  Board of  Directors  intends  to  offset  any net  capital  gains  with any available  capital  loss  carryforward  until each  carryforward  has been fully utilized or expires.  In addition,  no capital gain  distribution  shall be made until the capital loss carryforward has been fully utilized or expires.

Global   Strategic   Income  Fund  and  the  High  Yield  Fund  will  distribute substantially  all their  investment  income and any realized gains prior to the merger date.

                        PROFORMA SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2001
                                   (UNAUDITED)

       PRINCIPAL AMOUNT OR
         NUMBER OF SHARES                                                       MARKET VALUE
----------------------------------                                 ---------------------------------------
  GLOBAL                                                             GLOBAL
STRATEGIC      HIGH                                                 STRATEGIC
  INCOME       YIELD      COMBINED                                   INCOME       HIGH YIELD     COMBINED
----------------------------------------------------------------------------------------------------------
                                     CORPORATE BONDS
                                     ---------------

                                     AEROSPACE/DEFENSE - 1.6%
  $ 20,000   $    ---     $ 20,000   Argo-Tech Corporation,
                                       8.625% - 2007............   $    12,800   $       ---   $    12,800
       ---    200,000      200,000   Burke Industries, Inc.,
                                       10.00% - 2007*...........           ---        16,000        16,000
    30,000        ---       30,000   L-3 Communications
                                       Corporation, 8.00% - 2008        31,238           ---        31,238
                                     Sequa Corporation:
       ---    500,000      500,000     8.875% - 2008............           ---       467,500       467,500
       ---    200,000      200,000     9.00% - 2009.............           ---       189,000       189,000
                                                                   ---------------------------------------
                                                                        44,038       672,500       716,538

                                     AIRLINES - 0.3%
    35,000        ---       35,000   Atlas Air Worldwide
                                       Holdings, 9.375% - 2006..        29,050           ---        29,050
                                     Delta Air Lines:
    45,000        ---       45,000     7.90% - 2009.............        39,944           ---        39,944
    40,000        ---       40,000     7.92% - 2010.............        37,989           ---        37,989
    20,000        ---       20,000   Northwest Airlines, Inc.,
                                       8.875% - 2006............        16,486           ---        16,486
    24,957        ---       24,957   US Airways Group, Inc.,
                                       7.076% - 2021............        25,011           ---        25,011
                                                                   ---------------------------------------
                                                                       148,480           ---       148,480

                                     AUTOMOTIVE - 2.9%
    40,000        ---       40,000   Accuride Corporation,
                                       9.25% - 2008.............        21,200           ---        21,200
       ---    655,000      655,000   Allied Holdings, Inc.,
                                       8.625% - 2007............           ---       294,750       294,750
       ---    450,000      450,000   Autonation, Inc.,
                                       9.00% - 2008.............           ---       457,875       457,875
    15,000        ---       15,000   CSK Auto, Inc.,
                                       12.00% - 2006............        15,113           ---        15,113
    45,000        ---       45,000   Dana Corporation,
                                       9.00% - 2011.............        41,840           ---        41,840
   100,000        ---      100,000   Ford Motor Company,
                                       6.625% - 2028............        83,125           ---        83,125
                                     Hayes Lemmerz
                                       International, Inc.:
    20,000        ---       20,000     11.875% - 2006*..........         9,500           ---         9,500
       ---    250,000      250,000     8.25% - 2008.............           ---        11,250        11,250
    25,000        ---       25,000   Hayes Wheels International,
                                       Inc., 11.00% - 2006*.....         1,125           ---         1,125
    25,000        ---       25,000   LDM Technologies, Inc.,
                                       10.75% - 2007............        12,625           ---        12,625
                                     Lear Corporation:
       ---    250,000      250,000     7.96% - 2005.............           ---       253,438       253,438
    85,000        ---       85,000     8.11% - 2009.............        85,991           ---        85,991
                                                                   ---------------------------------------
                                                                       270,519     1,017,313     1,287,832

                                     BANKING - 2.0%
       ---    350,000      350,000   BF SAUL REIT, 9.75% - 2008.           ---       339,500       339,500
   100,000        ---      100,000   Deutsche Bank Capital
                                       Funding, 7.872% - 2049(3)       105,419           ---       105,419
    70,000        ---       70,000   Doral Financial
                                       Corporation, 8.50% - 2004        73,850           ---        73,850
       ---     75,000       75,000   FCB/NC Capital Trust I,
                                       8.05% - 2028.............           ---        67,031        67,031
    30,000        ---       30,000   GS Escrow Corporation,
                                       7.125% - 2005............        30,075           ---        30,075
       ---    200,000      200,000   Golden State Holdings,
                                       Inc., 7.125% - 2005......           ---       200,500       200,500
    60,000        ---       60,000   Popular North America,
                                       Inc., 6.125% - 2006......        59,010           ---        59,010
                                                                   ---------------------------------------
                                                                       268,354       607,031       875,385

                                     BEVERAGE - 0.5%
       ---    200,000      200,000   Canandaigua Brands, Inc.,
                                       8.625% - 2006............           ---       206,000       206,000
    40,000        ---       40,000   Cia Brasileira de Bebidas
                                       Americana, 10.50% - 2011.        39,400           ---        39,400
                                                                   ---------------------------------------
                                                                        39,400       206,000       245,400

                                     BUILDING MATERIALS - 1.8%
       ---    300,000      300,000   American Plumbing &
                                       Mechanical, Inc.,
                                       11.625% - 2008...........           ---       282,000       282,000
       ---     63,000       63,000   Knoll, Inc., 10.875% - 2006           ---        59,850        59,850
    45,000        ---       45,000   Masco Corporation,
                                       6.00% - 2004.............        46,481           ---        46,481
                                     Nortek, Inc.:
    25,000        ---       25,000     9.25% - 2007.............        25,500           ---        25,500
       ---    375,000      375,000     8.875% - 2008............           ---       375,937       375,937
    20,000        ---       20,000   Owens Corning,
                                       7.50% - 2005*............         6,700           ---         6,700
    15,000        ---       15,000   Resolution Performance
                                       Products, LLC,
                                       13.50% - 2010............        16,350           ---        16,350
                                                                   ---------------------------------------
                                                                        95,031       717,787       812,818

                                     CHEMICALS - 3.3%
     5,000        ---        5,000   Airgas, Inc., 9.125% - 2011         5,275           ---         5,275
    20,000        ---       20,000   Borden Chemical & Plastics,
                                       9.50% - 2005*............         1,800           ---         1,800
    55,000        ---       55,000   Georgia Gulf Corporation,
                                       10.375% - 2007...........        57,475           ---        57,475
                                     IMC Global, Inc.:
    35,000        ---       35,000     7.625% - 2005............        32,697           ---        32,697
     5,000        ---        5,000     11.25% - 2011............         5,325           ---         5,325
                                     International Specialty
                                       Products, Inc.:
       ---    690,000      690,000     9.00% - 2003.............           ---       700,350       700,350
       ---    375,000      375,000     10.625% - 2009...........           ---       375,000       375,000
                                     Lyondell Chemical Company:
    40,000        ---       40,000     9.625% - 2007............        40,400           ---        40,400
    45,000        ---       45,000     10.875% - 2009...........        41,625           ---        41,625
       ---    225,000      225,000     9.50% - 2008.............           ---       222,750       222,750
                                                                   ---------------------------------------
                                                                       184,597     1,298,100     1,482,697

                                     COMMUNICATIONS -
                                       OTHER - 0.1%
    40,000        ---       40,000   Belo Corporation,
                                       8.00% - 2008.............        40,854           ---        40,854

                                     CONSTRUCTION
                                       MACHINERY - 3.5%
       ---    225,000      225,000   AGCO Corporation,
                                       8.50% - 2006.............           ---       219,375       219,375
    75,000        ---       75,000   Anthony Crane Rental LP,
                                       10.375% - 2008...........        12,750           ---        12,750
    30,000        ---       30,000   Bucyrus International,
                                       9.75% - 2007.............         9,000           ---         9,000
       ---    175,000      175,000   Columbus McKinnon
                                       Corporation, 8.50% - 2008           ---       162,750       162,750
       ---    175,000      175,000   Navistar International,
                                       8.00% - 2008.............           ---       169,750       169,750
       ---    175,000      175,000   Titan Wheel International,
                                       Inc., 8.75% - 2007.......           ---       105,000       105,000
                                     United Rentals, Inc.:
       ---    625,000      625,000      9.50% - 2008............           ---       625,000       625,000
       ---    275,000      275,000      9.25% - 2009............           ---       272,250       272,250
                                                                   ---------------------------------------
                                                                        21,750     1,554,125     1,575,875

                                     CONSUMER CYCLICAL -
                                       OTHER - 0.0%
       ---    200,000      200,000   American Eco Corporation,
                                       9.625% - 2008*...........           ---            20            20

                                     CONSUMER NONCYCLICAL -
                                       OTHER - 0.2%
     5,000        ---        5,000   Reed Elsevier Capital,
                                       5.75% - 2008(2)..........         4,387           ---         4,387
    50,000        ---       50,000   Von Hoffman Press, Inc.,
                                       10.875% - 2007...........        45,000           ---        45,000
    50,000        ---       50,000   World Color Press, Inc.,
                                       8.375% - 2008............        50,250           ---        50,250
                                                                   ---------------------------------------
                                                                        99,637           ---        99,637

                                     CONSUMER PRODUCTS - 0.2%
    50,000        ---       50,000   Corning Consumer Product,
                                       9.625% - 2008............         6,500           ---         6,500
    35,000        ---       35,000   Duane Reade, Inc.,
                                       9.25% - 2008.............        35,350           ---        35,350
    50,000        ---       50,000   Revlon Consumer Products,
                                       12.00% - 2005............        49,688           ---        49,688
                                                                   ---------------------------------------
                                                                        91,538           ---        91,538

                                     ELECTRIC - 3.2%
                                     AES Corporation:
       ---    350,000      350,000     10.25% - 2006............           ---       308,000       308,000
    50,000        ---       50,000     8.875% - 2011............        44,000           ---        44,000
                                     Calpine Corporation:
    25,000    200,000      225,000     8.75% - 2007.............        22,563       180,500       203,063
    65,000        ---       65,000     8.625% - 2010............        59,047           ---        59,047
    10,000    450,000      460,000     8.50% - 2011.............         9,100       409,486       418,586
                                     CMS Energy Corporation:
       ---     25,000       25,000     6.75% - 2004.............           ---        24,562        24,562
    25,000        ---       25,000     7.625% - 2004............        24,885           ---        24,885
    10,000        ---       10,000     9.875% - 2007............        10,613           ---        10,613
    15,000        ---       15,000     8.90% - 2008.............        15,016           ---        15,016
    35,000        ---       35,000     7.50% - 2009.............        34,260           ---        34,260
                                     East Coast Power LLC:
       ---     98,044       98,044     6.737% - 2008............           ---        99,114        99,114
       ---    117,000      117,000     7.066% - 2012............           ---       115,877       115,877
    65,000        ---       65,000   Mirant Americas Generator,
                                       LLC, 7.20% - 2008........        57,395           ---        57,395
    50,000        ---       50,000   Western Resources, Inc.,
                                       7.125% - 2009............        45,704           ---        45,704
                                                                   ---------------------------------------
                                                                       322,583     1,137,539     1,460,122

                                     ENERGY - OTHER - 0.3%
    75,000        ---       75,000   Energy Corporation of
                                       America, 9.50% - 2007....        50,625           ---        50,625
       ---     92,000       92,000   P&L Coal Holdings
                                       Corporation,
                                       8.875% - 2008............           ---        97,980        97,980
                                                                   ---------------------------------------
                                                                        50,625        97,980       148,605

                                     ENERGY - REFINING - 0.3%
                                     Clark Refining &
                                       Marketing, Inc.:
    60,000        ---       60,000     8.375% - 2007............        51,600           ---        51,600
    20,000        ---       20,000     8.625% - 2008............        17,200           ---        17,200
                                     Frontier Oil Corporation:
    20,000        ---       20,000     9.125% - 2006............        20,500           ---        20,500
    20,000        ---       20,000     11.75% - 2009............        21,200           ---        21,200
    20,000        ---       20,000   Tesoro Petroleum
                                       Corporation,
                                       9.625% - 2008............        20,750           ---        20,750
                                                                   ---------------------------------------
                                                                       131,250           ---       131,250

                                     ENTERTAINMENT - 0.0%
    10,000        ---       10,000   Hasbro, Inc., 8.50% - 2006.        10,125           ---        10,125

                                     ENVIRONMENTAL - 1.6%
                                     Allied Waste North
                                       America, Inc.:
    40,000        ---       40,000     7.625% - 2006............        39,500           ---        39,500
    35,000        ---       35,000     8.875% - 2008............        36,050           ---        36,050
    10,000    625,000      635,000     10.00% - 2009............        10,300       643,750       654,050
                                                                   ---------------------------------------
                                                                        85,850       643,750       729,600

                                     FINANCIAL - CAPTIVE -
                                       CONSUMER - 0.5%
   110,000        ---      110,000   Ford Motor Credit Company,
                                       6.70% - 2004.............       111,545           ---       111,545
   100,000        ---      100,000   General Motors Acceptance
                                       Corporation,
                                       6.875% - 2011............        97,956           ---        97,956
    35,000        ---       35,000   Toyota Motor Credit
                                       Corporation,
                                       4.75% - 2005(2)..........        15,945           ---        15,945
                                                                   ---------------------------------------
                                                                       225,446           ---       225,446

                                     FINANCIAL - NONCAPTIVE -
                                       CONSUMER - 0.0%
    10,000        ---       10,000   Household Finance
                                       Corporation,
                                       6.375% - 2011............         9,675           ---         9,675
     5,000        ---        5,000   International Lease Finance
                                       Corporation,
                                       4.125% - 2004(2).........         4,420           ---         4,420
                                                                   ---------------------------------------
                                                                        14,095           ---        14,095

                                     FINANCIAL - NONCAPTIVE -
                                       DIVERSIFIED - 0.0%
    15,000        ---       15,000   Associates Corporation
                                       North America,
                                       2.22% - 2002(3)..........        15,009           ---        15,009

                                     FINANCIAL - OTHER - 1.0%
   100,000        ---      100,000   BNP US Funding, LLC,
                                       7.738% - 2049............       105,375           ---       105,375
       ---     50,000       50,000   Dollar Financial Group,
                                       Inc., 10.875% - 2006.....           ---        48,500        48,500
   100,000        ---      100,000   Natexis Ambs Company, LLC,
                                       8.44% - 2049.............       105,135           ---       105,135
   100,000        ---      100,000   Socgen Real Estate Company,
                                       LLC, 7.64% - 2049(3).....       103,125           ---       103,125
   100,000        ---      100,000   Sun Life Canada (US)
                                       Capital Trust,
                                       8.526% - 2049............       102,125           ---       102,125
                                                                   ---------------------------------------
                                                                       415,760        48,500       464,260

                                     FOOD - 1.0%
       ---    450,000      450,000   Land O Lakes, Inc.,
                                       8.75% - 2011.............           ---       434,250       434,250
    15,000        ---       15,000   Royster Clark AgriBusiness,
                                       Inc., 10.25% - 2009......         9,600           ---         9,600
                                                                   ---------------------------------------
                                                                         9,600       434,250       443,850

                                     GAMING - 4.0%
       ---    150,000      150,000   Circus Circus Enterprise,
                                       6.75% - 2003.............           ---       148,500       148,500
                                     Harrahs Operating
                                       Company, Inc.:
       ---    325,000      325,000     7.875% - 2005............           ---       337,188       337,188
    25,000        ---       25,000     8.00% - 2011.............        25,753           ---        25,753
       ---    600,000      600,000   Isle of Capri Casinos,
                                       Inc., 8.75% - 2009.......           ---       577,500       577,500
       ---    125,000      125,000   MGM Grand, Inc.,
                                       6.95% - 2005.............           ---       125,649       125,649
       ---    150,000      150,000   Mirage Resorts, Inc.,
                                       6.625% - 2005............           ---       149,881       149,881
    55,000        ---       55,000   MGM Mirage, Inc.,
                                       8.375% - 2011............        54,313           ---        54,313
       ---    300,000      300,000   Park Place Entertainment
                                       Corporation,
                                       7.875% - 2005............           ---       298,875       298,875
    50,000        ---       50,000   Station Casinos,
                                       8.875% - 2008............        49,000           ---        49,000
    20,000        ---       20,000   True Temper Sports, Inc.,
                                       10.875% - 2008...........        20,200           ---        20,200
                                                                   ---------------------------------------
                                                                       149,266     1,637,593     1,786,859

                                     HEALTHCARE - 2.8%
                                     Alaris Medical, Inc.:
    80,000        ---       80,000     9.75% - 2006.............        76,000           ---        76,000
    50,000        ---       50,000     0.00% - 2008(4)..........        31,000           ---        31,000
     5,000        ---        5,000   AmerisourceBergen
                                       Corporation,
                                       8.125% - 2008............         5,125           ---         5,125
    40,000        ---       40,000   Beckman Instruments,
                                       7.45% - 2008.............        42,014           ---        42,014
    40,000        ---       40,000   Beverly Enterprises, Inc.,
                                       9.625% - 2009............        42,000           ---        42,000
    55,000        ---       55,000   Bio-Rad Labs,
                                       11.625% - 2007...........        60,913           ---        60,913
    20,000        ---       20,000   Columbia HCA Healthcare,
                                       7.25% - 2008.............        20,420           ---        20,420
    55,000        ---       55,000   Conmed Corporation,
                                       9.00% - 2008.............        56,100           ---        56,100
   110,000        ---      110,000   Dade Behring, Inc.,
                                       11.125% - 2006*..........        46,200           ---        46,200
    50,000        ---       50,000   DJ Orthopedics, LLC/CAP,
                                       12.625% - 2009...........        55,750           ---        55,750
     5,000        ---        5,000   Manor Care, Inc.,
                                       8.00% - 2008.............         5,175           ---         5,175
    50,000        ---       50,000   Mediq, Inc., 11.00% - 2008*           ---           ---           ---
       ---     75,000       75,000   Packard BioScience Company,
                                       9.375% - 2007............           ---        78,844        78,844
    35,000        ---       35,000   Radiologix, Inc.,
                                       10.50% - 2008............        34,825           ---        34,825
       ---    150,000      150,000   Rural/Metro Corporation,
                                       7.875% - 2008............           ---        79,500        79,500
    25,000    425,000      450,000   Tenet Healthcare
                                       Corporation,
                                       8.125% - 2008............        26,375       448,375       474,750
                                     Triad Hospitals Holdings:
    35,000        ---       35,000     8.75% - 2009.............        36,487           ---        36,487
    25,000        ---       25,000     11.00% - 2009............        27,375           ---        27,375
    70,000        ---       70,000   UnitedHealth Group, Inc.,
                                       7.50% - 2005.............        74,500           ---        74,500
    30,000        ---       30,000   Universal Hospital
                                       Services, 10.25% - 2008..        29,250           ---        29,250
                                                                   ---------------------------------------
                                                                       669,509       606,719     1,276,228

                                     HOME CONSTRUCTION - 4.2%
    60,000        ---       60,000   Beazer Homes USA,
                                       8.875% - 2008............        62,100           ---        62,100
       ---    125,000      125,000   D.R. Horton, Inc.,
                                       8.375% - 2004............           ---       126,875       126,875
    20,000        ---       20,000   Del Webb Corporation,
                                       10.25% - 2010............        21,450           ---        21,450
    35,000        ---       35,000   KB HOME, 9.50% - 2011......        35,700           ---        35,700
       ---    113,000      113,000   M.D.C. Holdings, Inc.,
                                       8.375% - 2008............           ---       114,130       114,130
       ---    425,000      425,000   Meritage Corporation,
                                       9.75% - 2011.............           ---       438,281       438,281
       ---    225,000      225,000   NVR, Inc., 8.00% - 2005....           ---       226,969       226,969
       ---    275,000      275,000   Oakwood Homes Corporation,
                                       8.125% - 2009............           ---       115,500       115,500
    35,000    250,000      285,000   Standard Pacific
                                       Corporation, 8.50% - 2009        33,600       240,000       273,600
       ---    100,000      100,000   Toll Corporation,
                                       7.75% - 2007.............           ---        97,750        97,750
       ---    350,000      350,000   WCI Communities, Inc.,
                                       10.625% - 2011...........           ---       361,375       361,375
                                                                   ---------------------------------------
                                                                       152,850     1,720,880     1,873,730

                                     INDEPENDENT - EXPLORATION
                                       AND PRODUCTION - 0.5%
       ---    250,000      250,000   Pioneer Natural,
                                       6.50% - 2008.............           ---       231,852       231,852

                                     INDUSTRIAL - OTHER - 0.2%
    25,000        ---       25,000   Hexcel Corporation,
                                       9.75% - 2009.............        14,000           ---        14,000
    50,000        ---       50,000   Numatics, Inc.,
                                       9.625% - 2008............        17,500           ---        17,500
    41,000        ---       41,000   P & L Coal Holdings
                                       Corporation,
                                       9.625% - 2008............        43,972           ---        43,972
                                                                   ---------------------------------------
                                                                        75,472           ---        75,472

                                     INSURANCE - LIFE - 0.5%
                                     Conseco, Inc.:
     5,000        ---        5,000     9.00% - 2006.............         2,200           ---         2,200
    60,000        ---       60,000     10.75% - 2008............        26,640           ---        26,640
    70,000        ---       70,000   Liberty Mutual Insurance,
                                       7.697% - 2097............        53,550           ---        53,550
    75,000        ---       75,000   Torchmark Corporation,
                                       6.25% - 2006.............        74,909           ---        74,909
    60,000        ---       60,000   UnumProvident Corporation,
                                       7.625% - 2011............        62,305           ---        62,305
                                                                   ---------------------------------------
                                                                       219,604           ---       219,604

                                     INSURANCE -
                                       MULTILINE - 0.4%
       ---    175,000      175,000   GENAMERICA Capital, Inc.,
                                       8.525% - 2027............           ---       177,799       177,799

                                     INSURANCE - PROPERTY &
                                       CASUALTY - 0.7%
   100,000        ---      100,000   Ace Capital Trust II,
                                       9.70% - 2030.............       118,625           ---       118,625
   100,000        ---      100,000   American Financial Group,
                                       7.125% - 2009............        88,250           ---        88,250
    80,000        ---       80,000   Everest Reinsurance
                                       Holdings Company,
                                       8.75% - 2010.............        87,785           ---        87,785
                                                                   ---------------------------------------
                                                                       294,660           ---       294,660

                                     LODGING - 4.0%
                                     HMH Properties:
       ---    275,000      275,000     7.875% - 2008 ...........           ---       253,688       253,688
       ---     50,000       50,000     8.45% - 2008 ............           ---        47,500        47,500
    20,000        ---       20,000   John Q. Hammons Hotels,
                                       8.875% - 2004............        19,500           ---        19,500
       ---    525,000      525,000   MeriStar Hospitality
                                       Corporation,
                                       9.125% - 2011............           ---       493,500       493,500
       ---    180,000      180,000   Prime Hospitality
                                       Corporation, 9.25% - 2006           ---       184,500       184,500
       ---    550,000      550,000   Sun International Hotels,
                                       8.875% - 2011............           ---       518,375       518,375
       ---    300,000      300,000   Vail Resorts, Inc.,
                                       8.75% - 2009.............           ---       291,000       291,000
                                                                   ---------------------------------------
                                                                        19,500     1,788,563     1,808,063

                                     MEDIA - CABLE - 6.8%
                                     Adelphia Communications:
       ---     21,694       21,694     9.50% - 2004.............           ---        21,341        21,341
    15,000        ---       15,000     9.875% - 2007............        14,869           ---        14,869
    50,000    300,000      350,000     8.375% - 2008............        46,312       277,875       324,187
    15,000        ---       15,000     7.75% - 2009.............        13,669           ---        13,669
    25,000        ---       25,000     10.875% - 2010...........        25,531           ---        25,531
       ---    250,000      250,000   Century Communications
                                       Corporation, 9.50% - 2005           ---       245,625       245,625
                                     Charter Communications
                                       Holdings, LLC:
    25,000        ---       25,000     8.25% - 2007.............        24,031           ---        24,031
       ---    400,000      400,000     8.625% - 2009............           ---       385,000       385,000
    25,000        ---       25,000     10.00% - 2009............        25,656           ---        25,656
    40,000        ---       40,000     0.00% - 20114............        26,400           ---        26,400
    55,000        ---       55,000     10.00% - 2011............        55,963           ---        55,963
       ---    300,000      300,000     11.125% - 2011...........           ---       318,000       318,000
    30,000        ---       30,000   Classic Cable, Inc.,
                                       10.50% - 2010*...........         7,500           ---         7,500
    35,000        ---       35,000   CSC Holdings, Inc.,
                                       8.125% - 2009............        35,966           ---        35,966
       ---    325,000      325,000   Diamond Holdings,
                                       9.125% - 2008............           ---       230,750       230,750
    20,000        ---       20,000   FrontierVision Holdings,
                                       L.P., 0.00% - 2007(4)....        20,975           ---        20,975
    20,000        ---       20,000   Insight Communications,
                                       0.00% - 2011(4)..........        11,800           ---        11,800
                                     Insight Midwest:
    65,000        ---       65,000     9.75% - 2009.............        68,575           ---        68,575
    10,000        ---       10,000     10.50% - 2010............        10,800           ---        10,800
       ---    200,000      200,000   Jones Intercable, Inc.,
                                       7.625% - 2008............           ---       210,865       210,865
    10,000        ---       10,000   Medicacom Broadband, LLC,
                                       11.00% - 2013............        10,975           ---        10,975
    25,000    400,000      425,000   Medicacom, LLC/Capital
                                       Corporation, 9.50% - 2013        25,937       415,000       440,937
    15,000        ---       15,000   NTL, Inc., 10.00% - 2017...         5,100           ---         5,100
       ---     50,000       50,000   Rogers Cablesystems,
                                       9.625% - 2002............           ---        51,250        51,250
       ---    450,000      450,000   Rogers Communications,
                                       Inc., 9.125% - 2006......           ---       454,500       454,500
    55,000        ---       55,000   Telewest Communications,
                                       11.25% - 2008............        40,150           ---        40,150
                                                                   ---------------------------------------
                                                                       470,209     2,610,206     3,080,415

                                     MEDIA - NONCABLE - 3.8%
       ---    100,000      100,000   Allbritton Communications
                                       Company, 9.75% - 2007....           ---       104,500       104,500
                                     Echostar DBS Corporation:
    15,000        ---       15,000      9.125% - 2009...........        15,038           ---        15,038
    70,000        ---       70,000      9.375% - 2009...........        72,100           ---        72,100
       ---    400,000      400,000   Emmis Communications
                                       Corporation,
                                       8.125% - 2009............           ---       383,000       383,000
    20,000        ---       20,000   Gray Communications System,
                                       Inc., 10.625% - 2006.....        21,025           ---        21,025
       ---    725,000      725,000   Hollinger International
                                       Publishing, 8.625% - 2005           ---       729,531       729,531
       ---     20,000       20,000   K-III Communications
                                       Corporation,
                                       10.25% - 2004............           ---        18,900        18,900
    50,000        ---       50,000   Liberty Media Corporation,
                                       7.75% - 2009.............        50,878           ---        50,878
   100,000        ---      100,000   News America Holdings,
                                       7.375% - 2008............       105,000           ---       105,000
    40,000        ---       40,000   STC Broadcasting, Inc.,
                                       11.00% - 2007............        33,200           ---        33,200
       ---    175,000      175,000   USA Networks, Inc.,
                                       6.75% - 2005.............           ---       180,100       180,100
    20,000        ---       20,000   Young Broadcasting, Inc.,
                                       10.00% - 2011............        18,600           ---        18,600
                                                                   ---------------------------------------
                                                                       315,841     1,416,031     1,731,872

                                     METALS - 0.7%
                                     AK Steel Corporation:
    20,000        ---       20,000     9.125% - 2006............        20,450           ---        20,450
    25,000    150,000      175,000     7.875% - 2009............        24,500       147,000       171,500
    15,000        ---       15,000   American Standard, Inc.,
                                       7.375% - 2008............        15,150           ---        15,150
    40,000        ---       40,000   Bayou Steel Corporation,
                                       9.50% - 2008.............        21,200           ---        21,200
       ---    175,000      175,000   Bulong Operations,
                                       12.50% - 2008*...........           ---           ---           ---
    15,000        ---       15,000   Century Aluminum Company,
                                       11.75% - 2008............        15,525           ---        15,525
    60,000        ---       60,000   National Steel Corporation,
                                       9.875% - 2009............        21,000           ---        21,000
    25,000        ---       25,000   Silgan Holdings, Inc.,
                                       9.00% - 2009.............        25,500           ---        25,500
    35,000        ---       35,000   United States Steel, LLC,
                                       10.75% - 2008............        33,425           ---        33,425
    35,000        ---       35,000   Weirton Steel Corporation,
                                       11.375% - 2004...........         3,544           ---         3,544
       ---    100,000      100,000   Wheeling-Pittsburgh
                                       Corporation,
                                       9.25% - 2007*............           ---         1,000         1,000
                                                                   ---------------------------------------
                                                                       180,294       148,000       328,294

                                     OIL FIELD SERVICES - 1.1%
    15,000        ---       15,000   Forest Oil Corporation,
                                       8.00% - 2008.............        15,075           ---        15,075
       ---    400,000      400,000   Hornbeck-Leevac,
                                       10.625% - 2008...........           ---       406,000       406,000
    45,000        ---       45,000   Parker Drilling Company,
                                       9.75% - 2006.............        44,775           ---        44,775
    15,000        ---       15,000   Plains Resources, Inc.,
                                       10.25% - 2006............        15,150           ---        15,150
    25,000        ---       25,000   Pride International, Inc.,
                                       10.00% - 2009............        27,125           ---        27,125
                                                                   ---------------------------------------
                                                                       102,125       406,000       508,125

                                     PACKAGING - 0.3%
    25,000        ---       25,000   Fonda Group, Inc.,
                                       9.50% - 2007.............        22,500           ---        22,500
                                     Owens-Illinois, Inc.:
    45,000        ---       45,000     7.85% - 2004.............        43,650           ---        43,650
    20,000        ---       20,000     8.10% - 2007.............        18,500           ---        18,500
    30,000        ---       30,000     7.50% - 2010.............        26,850           ---        26,850
                                                                   ---------------------------------------
                                                                       111,500           ---       111,500

                                     PAPER - 2.5%
    30,000        ---       30,000   Abitibi-Consolidated
                                       Finance, Inc.,
                                       7.875% - 2009............        29,830           ---        29,830
       ---    375,000      375,000   Appleton Papers, Inc.,
                                       12.50% - 2008............           ---       360,000       360,000
    45,000        ---       45,000   Caraustar Industries, Inc.,
                                       9.875% - 2011............        47,025           ---        47,025
       ---    250,000      250,000   Domtar, Inc., 8.75% - 2006.           ---       273,202       273,202
    15,000        ---       15,000   International Paper,
                                       5.375% - 2006(2).........        13,154           ---        13,154
       ---    375,000      375,000   Norske Skog, 8.625% - 2011.           ---       389,063       389,063
    22,000        ---       22,000   Stone Container
                                       Corporation, 9.25% - 2008        23,210           ---        23,210
                                                                   ---------------------------------------
                                                                       113,219     1,022,265     1,135,484

                                     PHARMACEUTICALS - 1.0%
       ---    400,000      400,000   AdvancePCS, 8.50% - 2008...           ---       416,000       416,000
    25,000        ---       25,000   Warner Chilcott, Inc.,
                                       12.625% - 2008...........        27,250           ---        27,250
                                                                   ---------------------------------------
                                                                        27,250       416,000       443,250

                                     PIPELINES - 0.1%
    40,000        ---       40,000   Dynegy Holdings, Inc.,
                                       6.875% - 2011............        33,981           ---        33,981

                                     REAL ESTATE INVESTMENT
                                       TRUSTS - 0.2%
   100,000        ---      100,000   Avalonbay Communities,
                                       7.50% - 2010.............       104,372           ---       104,372

                                     REFINING - 0.2%
       ---    125,000      125,000   Crown Central Petroleum
                                       Corporation,
                                       10.875% - 2005...........           ---        98,750        98,750

                                     RETAILERS - 0.7%
       ---    300,000      300,000   Ames Department Stores,
                                       Inc., 10.00% - 2006......           ---         3,000         3,000
    40,000        ---       40,000   J. C. Penney Company, Inc.,
                                       7.375% - 2008............        38,224           ---        38,224
    50,000        ---       50,000   Sealy Mattress Company,
                                       0.00% - 2007(4)..........        43,250           ---        43,250
       ---    250,000      250,000   Zale Corporation,
                                       8.50% - 2007.............           ---       235,000       235,000
                                                                   ---------------------------------------
                                                                        81,474       238,000       319,474

                                     SERVICES - 0.7%
    50,000        ---       50,000   Iron Mountain, Inc.,
                                       8.25% - 2011.............        51,000           ---        51,000
    60,000        ---       60,000   IT Group, Inc.,
                                       11.25% - 2009............        10,800           ---        10,800
       ---     75,000       75,000   Loewen Group, Inc. - Pats,
                                       6.70% - 2049*............           ---        41,250        41,250
       ---    250,000      250,000   Protection One Alarm,
                                       7.375% - 2005............           ---       205,000       205,000
                                                                   ---------------------------------------
                                                                        61,800       246,250       308,050

                                     SUPERMARKETS - 0.2%
                                     Rite Aid Corporation:
    65,000        ---       65,000     7.125% - 2007............        52,325           ---        52,325
    20,000        ---       20,000     11.25% - 2008............        19,600           ---        19,600
                                                                   ---------------------------------------
                                                                        71,925           ---        71,925

                                     TECHNOLOGY - 3.3%
                                     Amkor Technologies, Inc.:
    90,000        ---       90,000     9.25% - 2006.............        85,950           ---        85,950
    10,000        ---       10,000     9.25% - 2008.............         9,450           ---         9,450
    70,000        ---       70,000   Fairchild Semiconductor,
                                       10.125% - 2007...........        71,750           ---        71,750
       ---    625,000      625,000   Flextronics International,
                                       Ltd., 9.875% - 2010......           ---       656,250       656,250
   110,000        ---      110,000   Hewlett-Packard Company,
                                       5.75% - 2006.............       108,893           ---       108,893
    20,000        ---       20,000   International Business
                                       Machines Corporation,
                                       3.46% - 2002(2),(3)......        17,822           ---        17,822
    65,000        ---       65,000   SCG Holdings Corporation,
                                       12.00% - 2009............        22,750           ---        22,750
       ---    500,000      500,000   Unisys Corporation,
                                       8.125% - 2006............           ---       497,500       497,500
    35,000        ---       35,000   Viasystems, Inc.,
                                       9.75% - 2007.............        10,500           ---        10,500
                                                                   ---------------------------------------
                                                                       327,115     1,153,750     1,480,865

                                     TELECOMMUNICATIONS - 8.2%
    20,000        ---       20,000   Alaska Communications
                                       Systems Holdings, Inc.,
                                       9.375% - 2009............        19,800           ---        19,800
       ---    450,000      450,000   American Cellular
                                       Corporation, 9.50% - 2009           ---       436,500       436,500
       ---    150,000      150,000   Call-Net Enterprises, Inc.,
                                       9.375% - 2009............           ---        52,500        52,500
                                     Crown Castle International
                                       Corporation:
    35,000        ---       35,000     0.00% - 2007(4)..........        29,400           ---        29,400
    25,000        ---       25,000     9.00% - 2011.............        22,375           ---        22,375
       ---    625,000      625,000     9.375% - 2011............           ---       573,438       573,438
                                     Exodus Communications:
    15,000        ---       15,000     11.25% - 2008*...........         2,700           ---         2,700
    45,000        ---       45,000     10.75% - 2009*...........         8,100           ---         8,100
    70,000    350,000      420,000     11.625% - 2010*..........        12,600        63,000        75,600
       ---    725,000      725,000   Global Crossing Holdings,
                                       Ltd., 9.625% - 2008......           ---        83,375        83,375
    50,000        ---       50,000   Hyperion
                                       Telecommunications,
                                       12.25% - 2004............         6,000           ---         6,000
    50,000        ---       50,000   Iridium LLC/Capital
                                       Corporation,
                                       14.00% - 2005*...........         2,250           ---         2,250
                                     ITC/Deltacom, Inc.:
     5,000        ---        5,000     11.00% - 2007............         2,100           ---         2,100
    25,000        ---       25,000     9.75% - 2008.............         9,250           ---         9,250
    25,000        ---       25,000   KMC Telecom Holdings, Inc.,
                                       0.00% - 2008(4)..........         1,000           ---         1,000
                                     Level 3 Communications:
    35,000        ---       35,000     9.125% - 2008............        16,450           ---        16,450
     5,000        ---        5,000     10.75% - 2008(2).........         2,092           ---         2,092
    80,000        ---       80,000   Lin Holdings Corporation,
                                       0.00% - 2008(4)..........        50,400           ---        50,400
    95,000        ---       95,000   Lucent Technologies, Inc.,
                                       7.25% - 2006.............        81,225           ---        81,225
       ---    425,000      425,000   MasTec, Inc., 7.75% - 2008.           ---       354,875       354,875
                                     McLeodUSA, Inc.:
    40,000        ---       40,000     9.25% - 2007.............         8,400           ---         8,400
    35,000        ---       35,000     8.375% - 2008............         7,438           ---         7,438
    45,000        ---       45,000     9.50% - 2008.............         9,450           ---         9,450
                                     Nextel Communications:
    55,000        ---       55,000     0.00% - 20074............        39,325           ---        39,325
       ---    600,000      600,000     9.95% - 2008.............          ---       412,500       412,500
    65,000    400,000      465,000     9.375% - 2009............        51,350       316,000       367,350
    65,000        ---       65,000   Nextlink Communications,
                                       0.00% - 2009(4)..........         4,875           ---         4,875
    50,000        ---       50,000   NTL Communications
                                       Corporation,
                                       0.00% - 2008(4)..........        12,500           ---        12,500
    20,000        ---       20,000   RCN Corporation,
                                       0.00% - 2007(4)..........         5,900           ---         5,900
    30,000        ---       30,000   Telecommunications
                                       Techniques Company, LLC,
                                       9.75% - 2008.............         9,000           ---         9,000
                                     Time Warner Telecom, LLC:
    20,000        ---       20,000     9.75% - 2008.............        16,050           ---        16,050
    75,000        ---       75,000     10.125% - 2011...........        60,187           ---        60,187
       ---    425,000      425,000   Tritel PCS, Inc.,
                                       10.375% - 2011...........           ---       486,625       486,625
                                     Williams Communications
                                       Group, Inc.:
    45,000    375,000      420,000     11.70% - 2008............        18,450       153,750       172,200
    25,000        ---       25,000     10.875% - 2009...........        10,250           ---        10,250
       ---    550,000      550,000     11.875% - 2010...........           ---       225,500       225,500
                                     Winstar Communications:
    45,000        ---       45,000     12.50% - 2008*...........            56           ---            56
    55,000        ---       55,000     12.75% - 2010*...........            69           ---            69
                                                                   ---------------------------------------
                                                                       519,042     3,158,063     3,677,105

                                     TEXTILE - 0.3%
    50,000    425,000      475,000   Westpoint Stevens, Inc.,
                                       7.875% - 2008............        15,500       131,750       147,250

                                     TOBACCO - 1.1%
                                     DIMON, Inc.:
       ---     25,000       25,000      8.875% - 2006...........           ---        25,438        25,438
       ---    450,000      450,000      9.625% - 2011...........           ---       465,750       465,750
                                                                   ---------------------------------------
                                                                           ---       491,188       491,188

                                     TRANSPORTATION -
                                       OTHER - 1.1%
       ---    489,231      489,231   Pegasus Aviation Lease
                                       Securitization,
                                       8.42% - 2030.............           ---       364,959       364,959
       ---     65,000       65,000   Teekay Shipping
                                       Corporation, 8.32% - 2008           ---        66,950        66,950
    50,000        ---       50,000   United Rentals, Inc.,
                                       9.00% - 2009.............        48,750           ---        48,750
                                                                   ---------------------------------------
                                                                        48,750       431,909       480,659
                                                                   ---------------------------------------
                                        TOTAL CORPORATE
                                          BONDS - 73.9%.........     6,749,799    26,566,463    33,316,262

                                     CONVERTIBLE BOND - 0.4%
                                     -----------------------

                                     CONSTRUCTION MACHINERY
       ---    375,000      375,000   Shaw Group, Inc.,
                                       0.00% - 2008.............           ---       190,313       190,313

                                     MUNICIPAL BOND - 0.1%
                                     ---------------------

                                     OTHER TERRITORIES
    40,000        ---       40,000   Santa Fe de Bogota D.C.,
                                       9.50% - 2006.............        39,950           ---        39,950

                                     U.S. GOVERNMENT &
                                       GOVERNMENT
                                       AGENCIES - 0.2%
                                     -----------------

   100,015        ---      100,015   U.S. Treasury Inflation
                                       Index Note, 3.625% - 2002       100,937           ---       100,937

                                     ASSET BACKED SECURITIES
                                     -----------------------

                                     AUTO - 0.1%
       908        ---          908   ANRC Auto Owner Trust
                                       2000-A A2, 7.00% - 2003..           909           ---           909
     2,067        ---        2,067   Associates Auto Receivables
                                       Trust 2000-2 A2,
                                       6.79% - 2003.............         2,073           ---         2,073
    10,000        ---       10,000   CARCO Auto Loan Master
                                       Trust, 1999-1 A2,
                                       5.78% - 2004.............        10,054           ---        10,054
     1,970        ---        1,970   First Security Auto Owner
                                       Trust, 2000-2 A2,
                                       6.80% - 2003.............         1,982           ---         1,982
                                     Harley-Davidson Eaglemark
                                       Motorcycle Trust:
     3,578        ---        3,578     1998-1 A2, 5.94% - 2004..         3,609           ---         3,609
     2,218        ---        2,218     2000-1 A1, 6.88% - 2004..         2,244           ---         2,244
    10,000        ---       10,000   Honda Auto Lease Trust,
                                       1999-A A5, 6.65% - 2005..        10,141           ---        10,141
     3,072        ---        3,072   Honda Auto Receivables
                                       Owner Trust, 2000-1 A2,
                                        6.65% - 2002............         3,086           ---         3,086
     3,369        ---        3,369   Toyota Auto Receivables
                                       Owner Trust, 2000-B A2,
                                       6.75% - 2003.............         3,394           ---         3,394
    18,706        ---       18,706   Toyota Auto Receivables
                                       Owner Trust,
                                       1.96% - 2003(3)..........        18,703           ---        18,703
     6,311        ---        6,311   USAA Auto Loan Grantor
                                       Trust, 1999-1 A,
                                       6.10% - 2006.............         6,468           ---         6,468
                                                                   ---------------------------------------
                                                                        62,663           ---        62,663

                                     CREDIT CARDS - 0.1%
    10,000        ---       10,000   Citibank Credit Card Master
                                       Trust, 1997-2 A,
                                       6.55% - 2004.............        10,055           ---        10,055
    10,000        ---       10,000   Discover Card Master
                                       Trust I, 1999-2 A,
                                       5.90% - 2004.............        10,110           ---        10,110
                                                                   ---------------------------------------
                                                                        20,165           ---        20,165

                                     STUDENT LOANS - 0.0%
    13,196        ---       13,196   SLMA 2000-1 A1L,
                                       2.44% - 2008(3)..........        13,212           ---        13,212

                                     OTHER - 0.0%
     1,676        ---        1,676   P P & L Transition Bond
                                       Company, LLC, 1999-1 A2,
                                        6.41% - 2003............         1,676           ---         1,676
                                                                   ---------------------------------------
                                        TOTAL ASSET BACKED
                                          SECURITIES - 0.2%.....        97,716           ---        97,716

                                     MORTGAGE BACKED SECURITIES
                                     --------------------------

                                     PASS THRU'S - 0.4%
                                     Federal National Mortgage
                                       Association:
   187,295        ---      187,295     FNMA #590087,
                                       7.00% - 2016.............       193,937           ---       193,937

                                     OTHER NON-AGENCY - 0.1%
    10,000        ---       10,000   Holmes Financing plc
                                       Series 4, Class 1A,
                                       2.62% - 20153............         9,996           ---         9,996
     2,853        ---        2,853   Residential Funding
                                       Mortgage Sec. I,
                                       1994-S8 A3, 6.00% - 2009.         2,856           ---         2,856
                                                                   ---------------------------------------
                                                                        12,852           ---        12,852
                                                                   ---------------------------------------
                                        TOTAL MORTGAGE BACKED
                                          SECURITIES - 0.5%.....       206,789           ---       206,789

                                     FOREIGN CORPORATE BONDS
                                     -----------------------

                                     AUSTRALIA - 0.0%
    10,000        ---       10,000   Bulong Operations Property,
                                       Ltd., 12.50% - 2008*.....           ---           ---           ---
    20,000        ---       20,000   National Australia Bank,
                                       Ltd., 2.016% - 2002(3)...        20,007           ---        20,007
                                                                   ---------------------------------------
                                                                        20,007           ---        20,007

                                     BERMUDA - 0.1%
                                     FLAG Telecom Holding, Ltd.:
    50,000        ---       50,000     8.25% - 2008.............        34,000           ---        34,000
    20,000        ---       20,000     11.625% - 2010...........         8,400           ---         8,400
    45,000        ---       45,000   Global Crossing Holdings,
                                       Ltd., 9.125% - 2006......         5,175           ---         5,175
                                                                   ---------------------------------------
                                                                        47,575           ---        47,575

                                     CANADA - 1.3%
    50,000        ---       50,000   Air Canada, 10.25% - 2011..        31,937           ---        31,937
    35,000        ---       35,000   Canadian Forest Oil, Ltd.,
                                       8.75% - 2007.............        35,875           ---        35,875
    70,000        ---       70,000   Consumers International,
                                       10.25% - 2005*...........        26,600           ---        26,600
    40,000        ---       40,000   Domtar, Inc., 7.875% - 2011        41,603           ---        41,603
   100,000        ---      100,000   GT Group Telecom, Inc.,
                                       0.00% - 2010(4)..........        13,000           ---        13,000
    80,000        ---       80,000   Husky Oil, Ltd.,
                                       7.55% - 2016.............        78,000           ---        78,000
    35,000        ---       35,000   Nortel Networks, Ltd.,
                                       6.125% - 2006............        28,637           ---        28,637
    50,000        ---       50,000   Pacifica Papers, Inc.,
                                       10.00% - 2009............        53,750           ---        53,750
    25,000        ---       25,000   Paperboard Industrial
                                       International, Inc.,
                                       8.375% - 2007............        23,750           ---        23,750
    15,000        ---       15,000   Potash Corporation of
                                       Saskatchewan, Inc.,
                                       7.75% - 2011.............        15,879           ---        15,879
                                     Quebecor Media, Inc.:
    80,000        ---       80,000      0.00% - 2011(4).........        48,500           ---        48,500
    40,000        ---       40,000      11.125% - 2011..........        42,700           ---        42,700
                                     Rogers Cantel, Inc.:
    25,000        ---       25,000      9.375% - 2008...........        25,750           ---        25,750
    10,000        ---       10,000      9.75% - 2016............         9,900           ---         9,900
    25,000        ---       25,000   Rogers Communications,
                                       Inc., 8.875% - 2007......        25,375           ---        25,375
    40,000        ---       40,000   Rogers Wireless
                                       Communications, Inc.,
                                       9.625% - 2011............        41,200           ---        41,200
                                     Tembec Industries:
    25,000        ---       25,000     8.625% - 2009............        26,000           ---        26,000
     5,000        ---        5,000     8.50% - 2011.............         5,175           ---         5,175
                                                                   ---------------------------------------
                                                                       573,631           ---       573,631

                                     CAYMAN ISLANDS - 0.1%
    50,000        ---       50,000   PDVSA Finance, Ltd.,
                                       8.50% - 2012.............        45,500           ---        45,500

                                     FRANCE - 0.0%
     7,000        ---        7,000   France Telecom,
                                       7.50% - 2011(2),(3)......        10,714           ---        10,714

                                     JAPAN - 0.1%
    20,000        ---       20,000   Chohung Bank Company, Ltd.,
                                       11.50% - 2010(3).........        21,728           ---        21,728

                                     KENYA - 0.2%
    65,000        ---       65,000   Seagate Technology
                                       International,
                                       12.50% - 2007............        72,800           ---        72,800

                                     KOREA - 0.5%
                                     Korea Development Bank:
   130,000        ---      130,000     7.125% - 2004............       137,497           ---       137,497
    70,000        ---       70,000     7.25% - 2006.............        74,438           ---        74,438
                                                                   ---------------------------------------
                                                                       211,935           ---       211,935

                                     LUXEMBOURG - 0.2%
                                     Tyco International
                                       Group S.A.:
    10,000        ---       10,000     4.15% - 2003(3)..........         9,969           ---         9,969
   100,000        ---      100,000     7.00% - 2028.............        96,746           ---        96,746
                                                                   ---------------------------------------
                                                                       106,715           ---       106,715

                                     MEXICO - 0.2%
    15,000        ---       15,000   Pemex Master Trust,
                                       7.75% - 2007(2)..........        13,757           ---        13,757
    65,000        ---       65,000   Petroleos Mexicanos,
                                       9.50% - 2027.............        68,738           ---        68,738
                                                                   ---------------------------------------
                                                                        82,495           ---        82,495

                                     NETHERLANDS - 0.0%
                                     United Pan - Europe
                                       Communications N.V.:
    40,000        ---       40,000     10.875% - 2009...........         5,200           ---         5,200
    25,000        ---       25,000     11.50% - 2010............         3,250           ---         3,250
                                                                   ---------------------------------------
                                                                         8,450             -         8,450

                                     UNITED KINGDOM - 0.2%
    55,000        ---       55,000   Marconi Corporation plc,
                                       7.75% - 2010.............        28,739           ---        28,739
    40,000        ---       40,000   Telewest Communications
                                       plc, 9.875% - 2010.......        28,000           ---        28,000
    40,000        ---       40,000   Xerox Capital (Europe) plc,
                                       5.875% - 2004............        35,678           ---        35,678
                                                                   ---------------------------------------
                                                                        92,417           ---        92,417
                                                                   ---------------------------------------
                                        TOTAL FOREIGN CORPORATE
                                          BONDS - 2.9% .........     1,293,967           ---     1,293,967

                                     FOREIGN GOVERNMENT BONDS
                                     ------------------------

                                     ARGENTINA - 0.1%
   105,000        ---      105,000   Republic of Argentina,
                                       0.00% - 2004(4)..........        44,100           ---        44,100

                                     AUSTRALIA - 0.1%
    90,000        ---       90,000   Australia Government,
                                       6.50% - 2013(2)..........        47,334           ---        47,334

                                     BRAZIL - 1.0%
                                     Republic of Brazil:
    55,000        ---       55,000     9.625% - 2005............        51,975           ---        51,975
    70,000        ---       70,000     11.25% - 2007............        66,325           ---        66,325
   280,761        ---      280,761     8.00% - 2014(3)..........       213,729           ---       213,729
   100,000        ---      100,000     6.00% - 2024(3)..........        67,500           ---        67,500
    20,000        ---       20,000     8.875% - 2024............        13,300           ---        13,300
    68,000        ---       68,000     11.00% - 2040............        52,360           ---        52,360
                                                                   ---------------------------------------
                                                                       465,189           ---       465,189

                                     BULGARIA - 0.4%
                                     Bulgaria Government:
   118,800        ---      118,800     4.562% - 2011(3).........       103,356           ---       103,356
   105,000        ---      105,000     4.562% - 2024(3).........        93,187           ---        93,187
                                                                   ---------------------------------------
                                                                       196,543           ---       196,543

                                     CANADA - 0.1%
                                     Canada Government:
    55,000        ---       55,000     5.50% - 20102............        34,870           ---        34,870
    25,000        ---       25,000     5.75% - 20292............        15,865           ---        15,865
                                                                   ---------------------------------------
                                                                        50,735           ---        50,735

                                     CHILE - 0.1%
    25,000        ---       25,000   Republic of Chile,
                                       7.125% - 2012............        25,456           ---        25,456

                                     CHINA - 0.1%
    50,000        ---       50,000   People's Republic of China,
                                       6.80% - 2011.............        52,055           ---        52,055

                                     COLOMBIA - 0.5%
                                     Republic of Colombia:
    40,000        ---       40,000     11.25% - 2005(2).........        37,204           ---        37,204
    72,702        ---       72,702     9.75% - 2011.............        76,155           ---        76,155
    35,000        ---       35,000     10.00% - 2012............        34,563           ---        34,563
    50,000        ---       50,000     11.75% - 2020............        49,750           ---        49,750
                                                                   ---------------------------------------
                                                                       197,672           ---       197,672

                                     DENMARK - 0.1%
   262,000        ---      262,000   Kingdom of Denmark,
                                       7.00% - 2004(2)..........        33,515           ---        33,515

                                     DOMINICAN REPUBLIC - 0.1%
    40,000        ---       40,000   Dominican Republic,
                                       9.50% - 2006.............        40,800           ---        40,800

                                     ECUADOR - 0.2%
                                     Republic of Ecuador:
    15,000        ---       15,000     12.00% - 2012............        11,011           ---        11,011
   200,000        ---      200,000     5.00% - 2030(3)..........        94,733           ---        94,733
                                                                   ---------------------------------------
                                                                       105,744           ---       105,744

                                     EGYPT - 0.2%
    75,000        ---       75,000   Republic of Egypt,
                                       8.75% - 2011.............        73,177           ---        73,177

                                     FRANCE - 0.4%
    65,000        ---       65,000   Government of France O.A.T,
                                       5.25% - 2008(2)..........        59,502           ---        59,502
   120,000        ---      120,000   French Treasury Note,
                                       3.50% - 2004(2)..........       106,070           ---       106,070
                                                                   ---------------------------------------
                                                                       165,572             -       165,572

                                     GERMANY - 2.2%
                                     Republic of Germany:
   270,000        ---      270,000     3.75% - 2003(2)..........       241,189           ---       241,189
   115,000        ---      115,000     6.875% - 2005(2).........       110,856           ---       110,856
    90,000        ---       90,000     6.00% - 2007(2)..........        85,890           ---        85,890
   450,000        ---      450,000     5.25% - 2011(2)..........       409,936           ---       409,936
   120,000        ---      120,000     6.50% - 2027(2)..........       121,587           ---       121,587
                                                                   ---------------------------------------
                                                                       969,458           ---       969,458

                                     GUATEMALA - 0.1%
    60,000        ---       60,000   Republic of Guatemala,
                                       10.25% - 2011............        63,300           ---        63,300

                                     ITALY - 0.2%
                                     Republic of Italy BTPS:
    30,000        ---       30,000     4.00% - 2004(2)..........        26,759           ---        26,759
    70,000        ---       70,000     6.50% - 2027(2)..........        69,194           ---        69,194
                                                                   ---------------------------------------
                                                                        95,953           ---        95,953

                                     JAMAICA - 0.1%
    55,000        ---       55,000   Government of Jamaica,
                                       11.625% - 2022...........        53,350           ---        53,350

                                     JAPAN - 1.2%
                                     Government of Japan:
20,300,000        ---   20,300,000     #195, 2.4% - 2007(2).....       169,784           ---       169,784
38,400,000        ---   38,400,000     #213, 1.4% - 2009(2).....       301,507           ---       301,507
10,700,000        ---   10,700,000     #227, 1.6% - 2011(2).....        84,034           ---        84,034
                                                                   ---------------------------------------
                                                                       555,325           ---       555,325

                                     KOREA - 0.3%
   100,000        ---      100,000   Republic of Korea,
                                       8.875% - 2008............       115,193           ---       115,193

                                     MALAYSIA - 0.5%
   225,000        ---      225,000   Malaysia, 7.50% - 2011.....       235,106           ---       235,106

                                     MEXICO - 1.4%
                                     United Mexican States:
    40,000        ---       40,000     9.875% - 2010............        44,320           ---        44,320
   145,000        ---      145,000     8.375% - 2011............       150,437           ---       150,437
   290,000        ---      290,000     6.25% - 2019.............       270,740           ---       270,740
    70,000        ---       70,000     8.125% - 2019............        68,180           ---        68,180
    35,000        ---       35,000     11.50% - 2026............        44,590           ---        44,590
    40,000        ---       40,000     8.30% - 2031.............        39,300           ---        39,300
                                                                   ---------------------------------------
                                                                       617,567           ---       617,567

                                     NEW ZEALAND - 0.0%
    25,000        ---       25,000   New Zealand Government,
                                       6.00% - 2011(2)..........         9,792           ---         9,792

                                     PAKISTAN - 0.1%
    20,000        ---       20,000   Islamic Republic of
                                       Pakistan, 10.00% - 2005..        18,050           ---        18,050

                                     PANAMA - 0.4%
                                     Republic of Panama:
   100,000        ---      100,000     9.625% - 2011............       102,000           ---       102,000
    48,148        ---       48,148     4.75% - 2014(3)..........        42,662           ---        42,662
    30,000        ---       30,000     8.875% - 2027............        27,600           ---        27,600
                                                                   ---------------------------------------
                                                                       172,262           ---       172,262

                                     PERU - 0.3%
   180,000        ---      180,000   Republic of Peru,
                                       4.00% - 2017(3)..........       128,120           ---       128,120

                                     PHILIPPINES - 0.5%
                                     Republic of Philippines:
    30,000        ---       30,000     9.375% - 20062...........        27,217           ---        27,217
    55,000        ---       55,000     9.875% - 2019............        52,319           ---        52,319
    70,000        ---       70,000     9.50% - 2024.............        72,800           ---        72,800
    82,000        ---       82,000     10.625% - 2025...........        80,360           ---        80,360
                                                                   ---------------------------------------
                                                                       232,696           ---       232,696

                                     POLAND - 0.2%
   108,900        ---      108,900   Republic of Poland,
                                       6.00% - 2014(3)..........       108,083           ---       108,083

                                     RUSSIA - 1.3%
                                     Russia Federation:
    20,000        ---       20,000     3.00% - 2003.............        18,125           ---        18,125
    50,000        ---       50,000     11.75% - 2003............        53,375           ---        53,375
    60,000        ---       60,000     8.75% - 2005.............        59,550           ---        59,550
    50,000        ---       50,000     10.00% - 2007............        49,313           ---        49,313
    96,500        ---       96,500     8.25% - 2010.............        83,955           ---        83,955
    45,000        ---       45,000     12.75% - 2028............        48,937           ---        48,937
   467,500        ---      467,500     5.00% - 2030(3)..........       271,306           ---       271,306
                                                                   ---------------------------------------
                                                                       584,561           ---       584,561

                                     SOUTH AFRICA - 0.1%
    35,000        ---       35,000   Republic of South Africa,
                                       8.50% - 2017.............        34,300           ---        34,300

                                     SWEDEN - 0.5%
 2,700,000        ---    2,700,000   Swedish Government,
                                       3.50% - 2006(2)..........       243,413           ---       243,413

                                     TRINIDAD & TOBAGO - 0.1%
    35,000        ---       35,000   Republic of Trinidad and
                                       Tobago, 9.875% - 2009....        39,853           ---        39,853

                                     TURKEY - 0.4%
                                     Republic of Turkey:
    25,000        ---       25,000     11.375% - 2006...........        25,250           ---        25,250
   180,000        ---      180,000     11.875% - 2030...........       173,700           ---       173,700
                                                                   ---------------------------------------
                                                                       198,950           ---       198,950

                                     UKRAINE - 0.2%
    94,000        ---       94,000   Ukraine Government,
                                       11.00% - 2007............        89,638           ---        89,638

                                     UNITED KINGDOM - 0.5%
                                     United Kingdom
                                       Government Treasury:
    82,000        ---       82,000     6.50% - 2003(2)..........       123,102           ---       123,102
     5,000        ---        5,000     7.50% - 2006(2)..........         8,019           ---         8,019
    15,000        ---       15,000     6.25% - 2010(2)..........        23,546           ---        23,546
    42,000        ---       42,000     4.25% - 2032(2)..........        56,585           ---        56,585
                                                                   ---------------------------------------
                                                                       211,252           ---       211,252

                                     VENEZUELA - 0.3%
                                     Republic of Venezuela:
   142,855        ---      142,855     2.875% - 2007(3).........       101,054           ---       101,054
    80,000        ---       80,000     9.25% - 2027.............        50,400           ---        50,400
                                                                   ---------------------------------------
                                                                       151,454           ---       151,454

                                     VIETNAM, SOCIALIST
                                       REPUBLIC OF - 0.0%
    25,000        ---       25,000   Socialist Republic of
                                       Vietnam, 3.25% - 2028(3).        11,125           ---        11,125
                                                                   ---------------------------------------
                                        TOTAL FOREIGN GOVERNMENT
                                          BONDS - 14.3%.........     6,436,693           ---     6,436,693

                                     PREFERRED STOCKS
                                     ----------------

                                     BANKS AND CREDIT - 0.1%
       ---      1,000        1,000   California Federal Bank,
                                       9.125%*..................           ---        24,990        24,990

                                     BROADCAST MEDIA - 0.7%
       ---      1,083        1,083   CSC Holdings, Inc.,
                                       11.125%*.................           ---       114,256       114,256
       ---      4,460        4,460   Primedia, Inc., 10.00%*....           ---       205,160       205,160
                                                                   ---------------------------------------
                                                                           ---       319,416       319,416
                                                                   ---------------------------------------
                                     TOTAL PREFERRED
                                       STOCKS - 0.8%............           ---       344,406       344,406

                                     COMMON STOCKS
                                     -------------

                                     MOVIES &
                                       ENTERTAINMENT - 0.1%
       ---        592          592   Viacom, Inc. (Cl. B)*......           ---        26,137        26,137

                                     PUBLISHING &
                                       PRINTING - 0.0%
       ---      1,416        1,416   Golden Books Family
                                       Entertainment Inc.*......           ---             3             3

                                     UNIT INVESTMENT
                                       TRUSTS - 1.3%
       ---      1,750        1,750   Diamonds Trust.............           ---       174,510       174,510
       ---      3,600        3,600   Nasdaq-100Shares*..........           ---       140,760       140,760
       ---      2,450        2,450   Standard & Poor's
                                       Depositary Receipts......           ---       280,084       280,084
                                                                   ---------------------------------------
                                                                           ---       595,354       595,354
                                                                   ---------------------------------------
                                        TOTAL COMMON
                                          STOCKS - 1.4% ........           ---       621,494       621,494

                                     OPTIONS PURCHASED - 0.0%
                                     ------------------------

    30,000        ---       30,000   JPY Put Option,
                                       expires 06-06-02 -
                                       strike price 128.002.....         1,189           ---         1,189

                                     WARRANTS - 0.0%
                                     ---------------

        40        ---           40   GT Group Telecom ..........           200           ---           200

                                     REPURCHASE AGREEMENTS
                                     ---------------------

       ---    891,000      891,000   United Missouri Bank,
                                       1.25%, 01-02-02
                                       (Collateralized by FNMA,
                                       01-22-02 with a value
                                       of $909,021).............           ---       891,000       891,000
   432,000        ---      432,000   SBC Warburg Treasury
                                       Repurchase Agreement,
                                       1.69%, 01-02-02
                                       (Collateralized by U.S.
                                       Treasury Bond, 8.75%,
                                       05-15-17 with a value
                                       of $444,040).............       432,000           ---       432,000
                                                                   ---------------------------------------
                                         TOTAL REPURCHASE
                                           AGREEMENTS - 2.9%....       432,000       891,000     1,323,000
                                         TOTAL INVESTMENTS -
                                           97.6%................    15,359,240    28,613,676    43,972,916
                                         CASH AND OTHER
                                           ASSETS, LESS
                                           LIABILITIES - 2.4%...       336,113       770,250     1,106,363
                                                                   ---------------------------------------
                                         TOTAL NET
                                           ASSETS - 100.0%......   $15,695,353   $29,383,926   $45,079,279
                                                                   =======================================

The identified cost of investments owned at December 31, 2001 for federal income tax purposes was  $16,029,132 for Global  Strategic  Income Fund and $32,210,973
for High Yield Fund.

*  Non-income producing security

1  Security is segregated as collateral for futures, options or forward exchange contracts.

2  Principal amount on foreign bond is reflected in local currency (e.g.  Danish
   Krone) while market value is reflected in U.S. dollars.

3  Variable  rate  security.  Rate  indicated is rate  effective at December 31,
   2001.

4  Deferred interest obligation currently zero under terms of initial offering.

Note:  Management  anticipates selling two-thirds of the securities of SBL Fund,
Series K as a result of the reorganization.

                               PROFORMA FEE TABLE

--------------------------------------------------------------------------------
                                                                         Total
                                                                        Annual
                                           Brokerage Plan                Fund
                              Management    Distribution     Other     Operating
                                 Fees       (12b-1) Fees    Expenses   Expenses
--------------------------------------------------------------------------------
2001 ACTUAL
  High Yield                     0.75%          0.00%        0.11%       0.86%
  Global Strategic Income        0.75%          0.00%        0.77%       1.52%
--------------------------------------------------------------------------------
PRO FORMA
  High Yield including
   Global Strategic Income       0.75%          0.00%        0.11%       0.86%
--------------------------------------------------------------------------------